OAKTREE DIVERSIFIED INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited)
March 31, 2025
Description	Country		Principal Amount	Value
CORPORATE CREDIT – 57.8%
Senior Loans (Syndicated) – 32.5%
Aerospace & Defense – 0.8%
Aernnova Aerospace, First Lien Tranche B Term Loan
6.76% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 02/27/2030(a)	Spain	EUR	450,000	488,158
Bleriot US Bidco Inc, First Lien Tranche B Term Loan
7.05% (3 mo. Term SOFR + 2.75%, 0.00% Floor), 10/17/2030(a)	United States	USD	744,384	739,791
Peraton Corp., First Lien Tranche B Term Loan
8.27% (1 mo. Term SOFR + 3.85%, 0.75% Floor), 02/01/2028(a)	United States		589,882	526,331
Spirit AeroSystems, Inc., First Lien Tranche B Term Loan
8.79% (3 mo. Term SOFR + 4.50%, 0.50% Floor), 01/15/2027(a)	United States		66,658	66,825
TransDigm, Inc., First Lien Tranche J Term Loan
6.80% (3 mo. Term SOFR + 2.50%, 0.00% Floor), 02/28/2031(a)	United States		511,682	509,443
Total Aerospace & Defense				2,330,548
Air Freight & Logistics – 0.1%
Radar Bidco Sarl, First Lien Tranche B Term Loan
6.48% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 03/31/2031(a)	Luxembourg	EUR	410,000	445,274
Automobile Components – 0.2%
First Brands Group LLC, First Lien Tranche B Term Loan
9.81% (3 mo. Term SOFR + 5.26%, 1.00% Floor), 03/30/2027(a)	United States	USD	736,325	686,011
Automobiles – 0.2%
MajorDrive Holdings IV LLC, First Lien Tranche B Term Loan
8.56% (3 mo. Term SOFR + 4.00%, 0.50% Floor), 06/01/2028(a)	United States		689,015	627,096
Beverages – 0.3%
Pegasus Bidco BV, First Lien Tranche B Term Loan
7.57% (3 mo. Term SOFR + 3.25%, 0.00% Floor), 07/12/2029(a)	Netherlands		561,050	561,050
Refresco/Pegasus, First Lien Tranche B Term Loan
6.02% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 07/12/2029(a)	Netherlands	EUR	434,985	472,077
Total Beverages				1,033,127
Building Products – 0.1%
Aquiles Spain Bidco SA, First Lien Tranche B Term Loan
7.03% (6 mo. EURIBOR + 4.65%, 0.00% Floor), 03/29/2029(a)	Spain		300,000	321,669
Capital Markets – 0.3%
DRW Holdings LLC, First Lien Tranche B Term Loan
7.79% (6 mo. Term SOFR + 3.50%, 0.00% Floor), 06/26/2031(a)	United States	USD	1,000,000	997,970
Chemicals – 1.7%
Akzo Nobel Specialty Chemicals, First Lien Tranche B Term Loan
6.20% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 04/03/2028(a)	Netherlands	EUR	300,000	324,811
INEOS Enterprises Holdings II Ltd., First Lien Tranche B Term Loan
6.50% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 07/08/2030(a)	United Kingdom		250,000	270,851
INEOS Finance PLC, First Lien Tranche B Term Loan
6.05% (1 mo. EURIBOR + 3.50%, 0.00% Floor), 06/23/2031(a)	Luxembourg		247,403	264,220
INEOS Quattro Holdings UK Ltd., First Lien Tranche B Term Loan
6.80% (1 mo. EURIBOR + 4.25%, 0.00% Floor), 01/29/2026(a)	United Kingdom		200,000	211,755
6.86% (1 mo. EURIBOR + 4.50%, 0.00% Floor), 03/29/2029(a)	United Kingdom		250,000	264,773
INEOS US Finance LLC, First Lien Tranche B Term Loan
7.57% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 02/19/2030(a)	Luxembourg	USD	995,000	958,464
Nobian, First Lien Tranche B Term Loan
6.54% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 09/07/2029(a)	Netherlands	EUR	185,000	199,746
Rohm Holding GmbH, First Lien Term Loan
7.60% (6 mo. EURIBOR + 5.00%, 0.00% Floor), 01/29/2029(a)	Germany		485,000	502,537
SCIH Salt Holdings, Inc., First Lien Tranche B1 Term Loan
7.41% (1 mo. Term SOFR + 3.11%, 0.75% Floor), 01/31/2029(a)	United States	USD	837,900	832,139
Touchdown Acquirer, Inc., First Lien Tranche B Term Loan
7.08% (1 mo. Term SOFR + 2.75%, 0.00% Floor), 02/21/2031(a)	United States		824,188	815,431
Windsor Holdings III LLC, First Lien Tranche B Term Loan
7.07% (1 mo. Term SOFR + 2.75%, 0.00% Floor), 08/01/2030(a)	United States		295,524	293,001
Total Chemicals				4,937,728
Commercial Services & Supplies – 1.1%
Access CIG LLC, First Lien Term Loan
8.54% (3 mo. Term SOFR + 4.25%, 0.50% Floor), 08/18/2028(a)	United States		935,750	937,182
Allied Universal Holdco LLC, First Lien Tranche B Term Loan
8.27% (1 mo. Term SOFR + 3.85%, 0.50% Floor), 05/15/2028(a)	United States		911,389	911,462
Apleona Holding GmbH, First Lien Tranche B3 Term Loan
6.36% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 04/28/2028(a)	Germany	EUR	300,000	325,526
Atlas Luxco, First Lien Tranche B Term Loan
6.11% (1 mo. EURIBOR + 3.75%, 0.00% Floor), 05/15/2028(a)	Luxembourg		243,687	263,216
Restaurant Technologies, Inc., First Lien Tranche B Term Loan
8.55% (3 mo. Term SOFR + 4.25%, 0.50% Floor), 04/02/2029(a)	United States	USD	55,953	53,375
Trugreen LP, First Lien Tranche B Term Loan
8.52% (1 mo. Term SOFR + 4.10%, 0.75% Floor), 11/02/2027(a)	United States		601,438	567,860
TTD Holding IV GmbH, First Lien Tranche B5 Term Loan
5.98% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 10/22/2029(a)	Germany	EUR	250,000	269,792
Total Commercial Services & Supplies				3,328,413
Communications Equipment – 0.1%
Genesys Cloud Services, Inc., First Lien Tranche B Term Loan
6.82% (1 mo. Term SOFR + 2.50%, 0.00% Floor), 01/30/2032(a)	United States	USD	369,000	365,574
Construction & Engineering – 0.7%
ADB Companies LLC, First Lien Term Loan
11.32% (1 mo. Term SOFR + 6.76%, 1.00% Floor), 12/18/2025(a)(b)	United States		1,009,949	959,451
11.32% (1 mo. Term SOFR + 6.76%, 1.00% Floor), 12/18/2025(a)(b)	United States		4,893	4,648
Artera Services LLC, First Lien Term Loan
8.80% (3 mo. Term SOFR + 4.50%, 0.00% Floor), 02/10/2031(a)	United States		315,034	299,588
Tiger Acquisition LLC, First Lien Tranche B Term Loan
7.07% (1 mo. Term SOFR + 2.75%, 0.50% Floor), 06/01/2028(a)	United States		918,250	916,528
Total Construction & Engineering				2,180,215
Consumer Staples Distribution & Retail – 0.1%
Bellis Acquisition Co. PLC, First Lien Tranche B Term Loan
7.09% (6 mo. EURIBOR + 4.00%, 0.00% Floor), 05/14/2031(a)	United Kingdom	EUR	250,000	259,302
Containers & Packaging – 0.6%
Charter Next Generation, Inc., First Lien Tranche B Term Loan
7.31% (1 mo. Term SOFR + 3.00%, 0.75% Floor), 12/02/2030(a)	United States	USD	979,546	979,350
Proampac PG Borrower LLC, First Lien Tranche B Term Loan
8.30% (3 mo. Term SOFR + 4.00%, 0.75% Floor), 09/15/2028(a)	United States		547,385	545,105
8.32% (3 mo. Term SOFR + 4.00%, 0.75% Floor), 09/15/2028(a)	United States		354,861	353,383
Total Containers & Packaging				1,877,838
Distributors – 0.3%
Dealer Tire Financial LLC, First Lien Tranche B5 Term Loan
7.32% (1 mo. Term SOFR + 3.00%, 0.50% Floor), 07/02/2031(a)	United States		896,826	893,463
Diversified Consumer Services – 2.4%
Adtalem Global Education, Inc., First Lien Tranche B Term Loan
7.07% (1 mo. Term SOFR + 2.75%, 0.75% Floor), 08/14/2028(a)	United States		453,947	454,610
AI Aqua Merger Sub, Inc., First Lien Tranche B Term Loan
7.32% (1 mo. Term SOFR + 3.00%, 0.50% Floor), 07/31/2028(a)	United States		988,097	980,266
Armorica Lux Sarl, First Lien Tranche B Term Loan
7.54% (3 mo. EURIBOR + 4.93%), 07/28/2028(a)	Luxembourg	EUR	500,000	524,883
Babilou, First Lien Tranche B Term Loan
7.16% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 11/18/2030(a)	France		455,000	468,244
Cervantes Bidco SL, First Lien Tranche B Term Loan
6.46% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 07/07/2031(a)	Spain		300,000	326,217
Fugue Finance LLC, First Lien Tranche B Term Loan
7.50% (1 mo. Term SOFR + 3.25%, 0.50% Floor), 01/09/2032(a)	Hong Kong	USD	850,000	850,332
Galileo Global Education, First Lien Term Loan
6.27% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 07/14/2028(a)	United States	EUR	395,000	424,979
Houghton Mifflin Harcourt Co., First Lien Tranche B Term Loan
9.77% (1 mo. Term SOFR + 5.35%, 0.50% Floor), 04/09/2029(a)	United States	USD	685,477	678,694
KUEHG Corp., First Lien Tranche B Term Loan
7.55% (3 mo. Term SOFR + 3.25%, 0.50% Floor), 06/12/2030(a)	United States		853,149	852,483
Renaissance Holdings Corp., First Lien Tranche B Term Loan
8.32% (1 mo. Term SOFR + 4.00%, 0.50% Floor), 04/08/2030(a)	United States		888,014	873,034
University Support Services LLC, First Lien Tranche B Term Loan
7.06% (1 mo. Term SOFR + 2.75%, 0.50% Floor), 02/12/2029(a)	Canada		698,969	694,380
Verisure Holding AB, First Lien Tranche B Term Loan
5.36% (3 mo. EURIBOR + 3.00%, 0.00% Floor), 03/27/2028(a)	Sweden	EUR	250,000	270,089
Total Diversified Consumer Services				7,398,211
Diversified Telecommunication Services – 0.7%
CCI Buyer, Inc., First Lien Tranche B Term Loan
8.30% (3 mo. Term SOFR + 4.00%, 0.75% Floor), 12/17/2027(a)	United States	USD	1,032,824	1,034,689
Cincinnati Bell, Inc., First Lien Tranche B4 Term Loan
7.07% (1 mo. Term SOFR + 2.75%, 0.50% Floor), 11/24/2028(a)	United States		716,331	716,509
Zayo Group Holdings, Inc., First Lien Tranche B Term Loan
8.57% (1 mo. Term SOFR + 4.25%, 0.50% Floor), 03/09/2027(a)	United States		446,547	420,344
Total Diversified Telecommunication Services				2,171,542
Electric Utilities – 0.3%
Alpha Generation LLC, First Lien Tranche B Term Loan
7.07% (1 mo. Term SOFR + 2.75%, 0.00% Floor), 09/30/2031(a)	United States		497,500	498,278
Cornerstone Generation LLC, First Lien Tranche B Term Loan
7.95% (1 mo. Term SOFR + 3.25%), 10/28/2031(a)	United States		400,000	400,500
Total Electric Utilities				898,778
Electronic Equipment, Instruments & Components – 0.4%
LTI Holdings, Inc., First Lien Tranche B Term Loan
8.57% (1 mo. Term SOFR + 4.25%, 0.00% Floor), 07/30/2029(a)	United States		1,144,250	1,142,579
Entertainment – 0.6%
City Football Group Ltd., First Lien Tranche B1 Term Loan
8.05% (1 mo. Term SOFR + 3.61%, 0.00% Floor), 07/22/2030(a)	United Kingdom		1,033,212	1,022,451
StubHub Holdco Sub LLC, First Lien Tranche B Term Loan
9.07% (1 mo. Term SOFR + 4.75%, 0.00% Floor), 03/15/2030(a)	United States		932,962	930,630
Total Entertainment				1,953,081
Financial Services – 0.3%
Apex Group Treasury, First Lien Tranche B Term Loan
6.10% (1 mo. EURIBOR + 3.75%, 0.00% Floor), 02/20/2032(a)	United States	EUR	105,000	113,608
Dynamo Newco II GmbH, First Lien Tranche B Term Loan
6.36% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 09/26/2031(a)	Germany		220,000	238,600
Galaxy Bidco Ltd., First Lien Tranche B Term Loan
6.71% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 12/17/2029(a)	United Kingdom		500,000	543,498
Total Financial Services				895,706
Food Products – 0.9%
Fiesta Purchaser, Inc., First Lien Tranche B Term Loan
7.57% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 02/12/2031(a)	United States	USD	620,320	616,680
Flora Food Management US Corp., First Lien Tranche B10 Term Loan
8.19% (1 mo. Term SOFR + 3.75%, 0.00% Floor), 01/03/2028(a)	Netherlands		768,754	765,871
POP Bidco SAS, First Lien Tranche B Term Loan
7.34% (3 mo. EURIBOR + 4.50%, 0.00% Floor), 11/26/2031(a)	France	EUR	510,000	553,590
Upfield (Flora Food), Tranche B11 Term Loan
8.91%, 01/03/2028	United Kingdom	GBP	500,000	649,107
Total Food Products				2,585,248
Health Care Equipment & Supplies – 0.4%
Auris Luxembourg III Sarl, First Lien Tranche B5 Term Loan
6.69% (6 mo. EURIBOR + 4.00%, 0.00% Floor), 02/28/2029(a)	Denmark	EUR	205,000	221,990
Bausch + Lomb Corp., First Lien Tranche B Term Loan
7.77% (1 mo. Term SOFR + 3.35%, 0.50% Floor), 05/10/2027(a)	United States	USD	883,722	881,724
Total Health Care Equipment & Supplies				1,103,714
Health Care Providers & Services – 2.7%
Baart Programs, Inc., Second Lien Tranche DD Delayed Draw Term Loan
13.32% (3 mo. Term SOFR + 8.76%, 1.00% Floor), 06/11/2028(a)(b)	United States		109,025	91,352
13.32% (3 mo. Term SOFR + 8.76%, 1.00% Floor), 06/11/2028(a)(b)	United States		475,131	398,112
Baart Programs, Inc., First Lien Tranche DD Delayed Draw Term Loan
9.56% (3 mo. Term SOFR + 5.00%, 1.00% Floor), 06/11/2027(a)(b)	United States		412,310	384,479
CHG Healthcare Services, Inc., First Lien Tranche B1 Term Loan
7.30% (3 mo. Term SOFR + 3.00%, 0.50% Floor), 09/29/2028(a)	United States		2,482	2,481
7.31% (3 mo. Term SOFR + 3.00%, 0.50% Floor), 09/29/2028(a)	United States		982,447	982,261
Covetrus, Inc., First Lien Term Loan
9.30% (3 mo. Term SOFR + 5.00%, 0.50% Floor), 10/15/2029(a)	United States		895,851	863,798
Electron Bidco, Inc., First Lien Term Loan
7.07% (1 mo. Term SOFR + 2.75%, 0.50% Floor), 11/01/2028(a)	United States		792,904	792,261
Global Medical Response, Inc., First Lien Tranche B Term Loan
9.04% (1 mo. Term SOFR + 4.75%, 1.00% Floor), 10/02/2028(a)(c)	United States		936,331	937,371
HomeVi SASU, First Lien Tranche B-EXT Term Loan
7.61% (3 mo. EURIBOR + 5.00%, 0.00% Floor), 10/23/2029(a)	France	EUR	250,000	270,326
IVI America LLC, First Lien Tranche B Term Loan
8.05% (1 mo. Term SOFR + 3.75%, 0.00% Floor), 04/14/2031(a)	United States	USD	545,875	547,496
Nidda Healthcare Holding GmbH, First Lien Tranche B3-EXT Term Loan
6.54% (1 mo. EURIBOR + 4.00%, 0.00% Floor), 02/21/2030(a)	Germany	EUR	420,000	455,120
Southern Veterinary Partners LLC, First Lien Tranche B Term Loan
7.57% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 12/04/2031(a)	United States	USD	1,100,000	1,098,234
Takecare Bidco SAS, First Lien Tranche B Term Loan
6.11% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 12/17/2031(a)	France	EUR	500,000	542,344
VetStrategy Canada Holdings, Inc., First Lien Tranche B Term Loan
8.04% (3 mo. Term SOFR + 3.75%), 12/06/2028(a)	Canada	USD	792,132	793,495
Total Health Care Providers & Services				8,159,130
Health Care Technology – 0.9%
athenaHealth Group, Inc., First Lien Tranche B Term Loan
7.32% (1 mo. Term SOFR + 3.00%, 0.50% Floor), 02/15/2029(a)	United States		1,181,439	1,169,624
PointClickCare Technologies, Inc., First Lien Tranche B Term Loan
7.55% (3 mo. Term SOFR + 3.25%, 0.00% Floor), 11/03/2031(a)	Canada		798,000	797,007
Zelis Payments Buyer, Inc., First Lien Tranche B Term Loan
7.57% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 11/26/2031(a)	United States		859,845	858,770
Total Health Care Technology				2,825,401
Hotels, Restaurants & Leisure – 1.9%
Alterra Mountain Co., First Lien Tranche B6 Term Loan
7.07% (1 mo. Term SOFR + 2.75%, 0.00% Floor), 08/17/2028(a)	United States		913,722	913,722
Banijay/Betclic, First Lien Tranche B Term Loan
5.79% (1 mo. EURIBOR + 3.25%, 0.00% Floor), 12/05/2031(a)	United States	EUR	500,000	540,989
Entain PLC, First Lien Tranche B Term Loan
7.05% (3 mo. Term SOFR + 2.75%, 0.50% Floor), 10/31/2029(a)	United Kingdom	USD	260,707	261,272
Flynn Restaurant Group LP, First Lien Tranche B Term Loan
8.07% (1 mo. Term SOFR + 3.75%, 0.00% Floor), 01/28/2032(a)	United States		75,000	73,656
8.80% (1 mo. Term SOFR + 4.36%, 0.50% Floor), 12/04/2028(a)	United States		967,500	968,946
IRB Holding Corp., First Lien Tranche B Term Loan
6.82% (1 mo. Term SOFR + 2.50%, 0.75% Floor), 12/15/2027(a)	United States		493,743	491,213
Kingpin Intermediate Holdings LLC, First Lien Tranche B Term Loan
7.82% (1 mo. Term SOFR + 3.50%, 0.00% Floor), 02/08/2028(a)	United States		964,636	961,019
Tacala Investment Corp., First Lien Tranche B Term Loan
7.82% (1 mo. Term SOFR + 3.50%, 0.75% Floor), 01/31/2031(a)	United States		565,125	565,698
Whatabrands LLC, First Lien Tranche B Term Loan
6.82% (1 mo. Term SOFR + 2.50%, 0.50% Floor), 08/03/2028(a)	United States		774,512	772,123
Total Hotels, Restaurants & Leisure				5,548,638
Household Durables – 0.2%
Hunter Douglas, Inc., First Lien Tranche B1 Term Loan
7.55% (3 mo. Term SOFR + 3.25%, 0.00% Floor), 01/19/2032(a)	Netherlands		769,631	737,691
Independent Power and Renewable Electricity Producers – 0.5%
EFS Cogen Holdings I LLC, First Lien Tranche B Term Loan
7.91% (3 mo. Term SOFR + 3.61%, 1.00% Floor), 10/01/2027(a)	United States		850,000	850,136
Lightning Power LLC, First Lien Tranche B Term Loan
6.55% (3 mo. Term SOFR + 2.25%, 0.00% Floor), 08/18/2031(a)	United States		198,125	197,272
Talen Energy Supply LLC, First Lien Tranche B Term Loan
6.82% (1 mo. Term SOFR + 2.50%, 0.00% Floor), 12/15/2031(a)	United States		174,563	174,515
Talen Energy Supply LLC, First Lien Tranche TLB-EXIT Term Loan
6.82% (1 mo. Term SOFR + 2.50%, 0.50% Floor), 05/17/2030(a)	United States		345,746	345,828
Total Independent Power and Renewable Electricity Producers				1,567,751
Insurance – 0.9%
Alliant Holdings Intermediate LLC, First Lien Tranche B6 Term Loan
7.07% (1 mo. Term SOFR + 2.75%, 0.00% Floor), 09/19/2031(a)	United States		398,000	396,010
Amynta Agency Borrower, Inc., First Lien Tranche B Term Loan
7.29% (1 mo. Term SOFR + 3.00%, 0.00% Floor), 12/29/2031(a)	United States		995,754	987,769
Asurion LLC, Second Lien Tranche B3 Term Loan
9.80% (1 mo. Term SOFR + 5.36%, 0.00% Floor), 02/03/2028(a)	United States		350,000	332,500
Asurion LLC, First Lien Tranche B10 Term Loan
8.52% (1 mo. Term SOFR + 4.10%, 0.00% Floor), 08/21/2028(a)	United States		634,272	628,678
Truist Insurance Holdings LLC, Second Lien Term Loan
9.05% (3 mo. Term SOFR + 4.75%, 0.00% Floor), 05/06/2032(a)	United States		210,526	212,961
Total Insurance				2,557,918
Interactive Media & Services – 0.8%
GoodRx, Inc., First Lien Tranche B Term Loan
8.07% (1 mo. Term SOFR + 3.75%, 0.00% Floor), 07/10/2029(a)	United States		748,125	747,523
Neptune Bidco US, Inc., First Lien Tranche B Term Loan
9.49% (3 mo. Term SOFR + 5.10%, 0.50% Floor), 04/11/2029(a)	United States		784,015	678,051
Stepstone, First Lien Tranche B Term Loan
7.38% (1 mo. EURIBOR + 4.50%), 12/19/2031(a)	Germany	EUR	500,000	539,259
Twitter, First Lien Tranche B1 Term Loan
10.95% (3 mo. Term SOFR + 6.50%, 0.00% Floor), 10/29/2029(a)	United States	USD	301,230	299,723
X Corp., First Lien Tranche B3 Term Loan
9.50%, 10/29/2029	United States		170,000	174,615
Total Interactive Media & Services				2,439,171
Leisure Products – 0.3%
Peloton Interactive, Inc., First Lien Term Loan
9.81% (1 mo. Term SOFR + 5.50%, 0.00% Floor), 05/30/2029(a)	United States		994,495	1,005,474
Life Sciences Tools & Services – 0.8%
Phoenix Newco, Inc., First Lien Tranche B Term Loan
6.82% (1 mo. Term SOFR + 2.50%), 11/15/2028(a)	United States		800,000	799,152
Sotera Health Holdings LLC, First Lien Tranche B Term Loan
7.55% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 05/30/2031(a)	United States		878,275	877,726
Star Parent, Inc., First Lien Tranche B Term Loan
8.30% (3 mo. Term SOFR + 4.00%, 0.00% Floor), 09/30/2030(a)	United States		782,571	749,312
Total Life Sciences Tools & Services				2,426,190
Machinery – 0.4%
Delachaux Group SA, First Lien Tranche B Term Loan
6.11% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 04/16/2029(a)	France	EUR	220,509	239,531
SPX FLOW, Inc., First Lien Tranche B Term Loan
7.32% (1 mo. Term SOFR + 3.00%, 0.50% Floor), 04/05/2029(a)	United States	USD	400,212	399,930
TK Elevator Midco GmbH, First Lien Tranche B Term Loan
6.60% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 04/30/2030(a)	Germany	EUR	225,000	242,534
TSG Solutions, First Lien Tranche B Term Loan
6.29% (3 mo. EURIBOR + 3.68%, 0.00% Floor), 03/30/2029(a)	United States		300,000	325,405
Total Machinery				1,207,400
Media – 1.3%
Aragorn Parent Corp., First Lien Tranche B Term Loan
8.32% (1 mo. Term SOFR + 4.00%, 0.00% Floor), 12/15/2028(a)	United States	USD	641,985	644,726
Century DE Buyer LLC, First Lien Tranche B Term Loan
7.79% (3 mo. Term SOFR + 3.50%, 0.00% Floor), 10/30/2030(a)	United States		347,379	348,033
Directv Financing LLC, First Lien Tranche NON-EXT Term Loan
9.81% (3 mo. Term SOFR + 5.26%, 0.75% Floor), 08/02/2027(a)	United States		329,713	330,583
McGraw-Hill Education, Inc., First Lien Tranche B Term Loan
7.57% (1 mo. Term SOFR + 3.25%, 1.00% Floor), 08/06/2031(a)	United States		297,813	297,708
Univision Communications, Inc., First Lien Tranche B Term Loan
7.80% (1 mo. Term SOFR + 3.36%, 0.75% Floor), 01/31/2029(a)	United States		598,458	579,504
8.55% (3 mo. Term SOFR + 4.25%, 0.50% Floor), 06/25/2029(a)	United States		488,693	475,660
Virgin Media Bristol LLC, First Lien Tranche Y Term Loan
7.82% (6 mo. Term SOFR + 3.28%, 0.00% Floor), 03/31/2031(a)	United States		185,000	178,389
Virgin Media, Inc., First Lien Tranche Z Term Loan
5.79% (1 mo. EURIBOR + 3.43%, 0.00% Floor), 10/15/2031(a)	United Kingdom	EUR	115,000	123,391
WideOpenWest, First Lien Term Loan
7.81% (1 mo. Term SOFR + 3.26%, 1.50% Floor), 12/20/2028(a)	United States	USD	626,794	542,177
11.55% (1 mo. Term SOFR + 7.00%, 1.50% Floor), 12/20/2028(a)	United States		338,924	350,082
Total Media				3,870,253
Metals & Mining – 0.1%
Arsenal AIC Parent LLC, First Lien Tranche B Term Loan
7.07% (1 mo. Term SOFR + 2.75%, 0.00% Floor), 08/19/2030(a)	United States		295,524	293,899
Oil, Gas & Consumable Fuels – 0.4%
Freeport LNG Investments LLLP, First Lien Tranche B Term Loan
7.54% (3 mo. Term SOFR + 3.25%, 0.00% Floor), 12/21/2028(a)	United States		840,661	831,901
Traverse Midstream Partners LLC, First Lien Tranche B Term Loan
7.29% (3 mo. Term SOFR + 3.00%, 0.50% Floor), 02/16/2028(a)	United States		500,000	500,417
Total Oil, Gas & Consumable Fuels				1,332,318
Pharmaceuticals – 0.5%
AI Sirona Luxembourg Acquisition Sarl, First Lien Tranche B3 Term Loan
5.86% (1 mo. EURIBOR + 3.50%, 0.00% Floor), 09/29/2028(a)	Czech Republic	EUR	250,000	270,771
Curium Bidco Sarl, First Lien Tranche B Term Loan
7.80% (3 mo. Term SOFR + 3.50%, 0.00% Floor), 07/31/2029(a)	Luxembourg	USD	817,344	817,344
Pharmanovia, First Lien Tranche B Term Loan
6.75% (3 mo. EURIBOR + 4.25%, 0.00% Floor), 02/06/2030(a)	United Kingdom	EUR	300,000	313,848
Total Pharmaceuticals				1,401,963
Professional Services – 1.9%
Advantage Sales & Marketing, Inc., First Lien Tranche B2 Term Loan
9.07% (3 mo. Term SOFR + 4.51%, 0.75% Floor), 10/28/2027(a)	United States	USD	671,891	649,960
Blackhawk Network Holdings, Inc., First Lien Tranche B Term Loan
8.32% (1 mo. Term SOFR + 4.00%, 1.00% Floor), 03/12/2029(a)	United States		943,884	941,355
DTI Holdco, Inc., First Lien Tranche B Term Loan
8.32% (1 mo. Term SOFR + 4.00%, 0.75% Floor), 04/26/2029(a)	United States		638,650	634,339
Eisner Advisory Group LLC, First Lien Tranche B Term Loan
8.32% (1 mo. Term SOFR + 4.00%, 0.50% Floor), 02/28/2031(a)	United States		320,950	321,078
Element Materials Technology Group US Holdings, Inc., First Lien Tranche B Term Loan
8.05% (3 mo. Term SOFR + 3.75%, 0.50% Floor), 06/25/2029(a)	United States		276,014	275,928
Grant Thornton Advisors Holdings LLC, First Lien Tranche B Term Loan
7.07% (3 mo. Term SOFR + 2.75%), 05/30/2031(a)	United States		597,004	594,672
Planet US Buyer LLC, First Lien Tranche B Term Loan
7.32% (3 mo. Term SOFR + 3.00%, 0.00% Floor), 02/10/2031(a)	United States		620,313	619,472
Project Alpha Intermediate Holding, First Lien Tranche B Term Loan
7.55% (3 mo. Term SOFR + 3.25%, 0.50% Floor), 10/28/2030(a)	United States		994,880	993,840
Skopima Consilio Parent LLC, First Lien Term Loan
8.07% (1 mo. Term SOFR + 3.75%, 0.50% Floor), 05/17/2028(a)	United States		908,256	902,866
Total Professional Services				5,933,510
Software – 5.1%
Acuris Finance US, Inc., First Lien Tranche B Term Loan
6.03% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 02/16/2028(a)	United States	EUR	288,730	310,082
BMC Software, Inc., First Lien Tranche B Term Loan
7.29% (1 mo. Term SOFR + 3.00%, 0.00% Floor), 07/30/2031(a)	United States	USD	129,000	126,937
Capstone Borrower, Inc., First Lien Tranche B Term Loan
7.07% (3 mo. Term SOFR + 2.75%), 06/17/2030(a)	United States		376,589	375,366
Castle US Holding Corp., First Lien Tranche B Term Loan
6.25% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 01/29/2027(a)	United States	EUR	241,117	161,892
Cloud Software Group, Inc., First Lien Tranche B2 Term Loan
8.05% (3 mo. Term SOFR + 3.75%, 0.50% Floor), 03/24/2031(a)	United States	USD	2,725	2,702
Cloud Software Group, Inc., First Lien Tranche B1 Term Loan
7.83% (3 mo. Term SOFR + 3.50%, 0.50% Floor), 03/29/2029(a)	United States		632,668	627,635
ConnectWise LLC, First Lien Tranche B Term Loan
8.32% (3 mo. Term SOFR + 3.76%, 0.50% Floor), 09/29/2028(a)	United States		53,585	53,607
Epicor Software Corp., First Lien Tranche B Term Loan
7.07% (1 mo. Term SOFR + 2.75%), 05/30/2031(a)	United States		554,481	553,663
Icon Parent I, First Lien Term Loan
7.32% (3 mo. Term SOFR + 3.00%, 0.00% Floor), 11/13/2031(a)	United States		1,110,000	1,102,974
Icon Parent I, Second Lien Term Loan
9.32% (3 mo. Term SOFR + 5.00%, 0.00% Floor), 11/12/2032(a)	United States		150,000	150,437
ION Corporate Solutions Finance Sarl, First Lien Tranche B Term Loan
6.43% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 03/13/2028(a)	Luxembourg	EUR	181,592	194,843
ION Trading Technologies Sarl, First Lien Tranche B Term Loan
6.61% (3 mo. EURIBOR + 4.25%, 0.00% Floor), 04/03/2028(a)	Ireland		494,176	526,590
Kaseya, Inc., First Lien Tranche B Term Loan
7.57% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 03/22/2032(a)	United States	USD	932,294	930,551
Leia Finco US LLC, First Lien Tranche B Term Loan
7.54% (3 mo. Term SOFR + 3.25%, 0.00% Floor), 10/09/2031(a)	United States		476,000	471,909
Leia Finco US LLC, Second Lien Term Loan
9.54% (1 mo. Term SOFR + 5.25%, 0.00% Floor), 10/12/2032(a)	United States		305,000	300,915
McAfee Corp., First Lien Tranche B1 Term Loan
7.32% (1 mo. Term SOFR + 3.00%, 0.50% Floor), 03/01/2029(a)	United States		892,734	854,346
McAfee Corp., First Lien Tranche B2 Term Loan
6.11% (3 mo. EURIBOR + 3.50%, 0.00% Floor), 03/01/2029(a)	United States	EUR	243,783	258,150
Mermaid Bidco, Inc., First Lien Tranche B Term Loan
6.31% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 07/02/2031(a)	United States		450,000	489,426
Mitchell International, Inc., Second Lien Term Loan
9.57% (1 mo. Term SOFR + 5.25%, 0.00% Floor), 06/17/2032(a)	United States	USD	310,000	302,637
Mitchell International, Inc., First Lien Tranche B Term Loan
7.57% (1 mo. Term SOFR + 3.25%, 0.50% Floor), 06/17/2031(a)	United States		646,750	639,972
Modena Buyer LLC, First Lien Tranche B Term Loan
8.79% (3 mo. Term SOFR + 4.50%, 0.00% Floor), 07/01/2031(a)	United States		271,750	263,739
P&I Personal & Informatik, First Lien Tranche B2 Term Loan
6.13% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 03/27/2029(a)	Germany	EUR	500,000	543,904
Polaris Newco LLC, First Lien Tranche B Term Loan
6.11% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 06/05/2028(a)	United States		241,250	245,610
Project Boost Purchaser LLC, First Lien Tranche B Term Loan
7.30% (3 mo. Term SOFR + 3.00%, 0.00% Floor), 07/16/2031(a)	United States	USD	748,125	744,792
Proofpoint, Inc., First Lien Tranche B Term Loan
7.32% (1 mo. Term SOFR + 3.00%, 0.50% Floor), 08/31/2028(a)	United States		1,300,674	1,298,033
Quartz Acquireco LLC, First Lien Tranche B2 Term Loan
6.55% (1 mo. Term SOFR + 2.25%, 0.00% Floor), 06/28/2030(a)	United States		295,500	294,023
RealPage, Inc., First Lien Term Loan
8.05% (3 mo. Term SOFR + 3.75%, 0.50% Floor), 04/24/2028(a)	United States		73,000	73,137
RealPage, Inc., First Lien Tranche B Term Loan
7.68% (3 mo. Term SOFR + 3.11%, 0.50% Floor), 04/24/2028(a)	United States		1,517,093	1,498,986
Storable, Inc., First Lien Tranche B Term Loan
7.57% (1 mo. Term SOFR + 3.25%, 0.00% Floor), 04/16/2031(a)	United States		184,000	183,138
Suse, First Lien Tranche B8 Term Loan
6.36% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 11/11/2030(a)	Germany	EUR	300,000	325,955
team.blue Finco SARL, First Lien Tranche B Term Loan
6.06% (3 mo. EURIBOR + 3.70%, 0.00% Floor), 09/28/2029(a)	Luxembourg		300,000	324,634
UKG, Inc., First Lien Tranche B Term Loan
7.30% (3 mo. Term SOFR + 3.00%, 0.00% Floor), 02/10/2031(a)	United States	USD	1,068,125	1,067,062
Zodiac Purchaser LLC, First Lien Tranche B Term Loan
7.82% (1 mo. Term SOFR + 3.50%, 0.00% Floor), 02/17/2032(a)	United States		240,000	237,300
Total Software				15,534,947
Specialty Retail – 0.7%
CD&R Firefly Bidco, First Lien Tranche B5 Term Loan
0.00%, 06/21/2028	United Kingdom	GBP	250,000	323,646
Global Blue, First Lien Tranche B Term Loan
5.72% (3 mo. EURIBOR + 3.25%, 0.00% Floor), 12/05/2030(a)	Netherlands	EUR	160,000	173,698
LS Group OpCo Acquistion LLC, First Lien Tranche B1 Term Loan
6.81% (1 mo. Term SOFR + 2.50%, 0.00% Floor), 04/23/2031(a)	United States	USD	668,044	664,289
6.82% (1 mo. Term SOFR + 2.50%, 0.00% Floor), 04/23/2031(a)	United States		78,206	77,767
PetSmart LLC, First Lien Tranche B Term Loan
8.27% (1 mo. Term SOFR + 3.85%, 0.75% Floor), 02/14/2028(a)	United States		1,169,532	1,153,691
Total Specialty Retail				2,393,091
Technology Hardware, Storage & Peripherals – 0.2%
Sandisk Corp., First Lien Tranche B Term Loan
7.33% (1 mo. Term SOFR + 3.00%, 0.00% Floor), 02/23/2032(a)	United States		720,000	709,877
Trading Companies & Distributors – 0.2%
ASP Unifrax Holdings, LLC, First Lien Tranche DD Delayed Draw Term Loan
7.75%, 09/28/2029(d)(e)	United States		298,569	–
Renta Group, First Lien Tranche B Term Loan
6.21% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 07/31/2030(a)	United States	EUR	500,000	542,728
Total Trading Companies & Distributors				542,728
Transportation Infrastructure – 0.1%
Boluda Towage, First Lien Tranche B3 Term Loan
6.00% (1 mo. EURIBOR + 3.50%, 0.00% Floor), 01/31/2030(a)	Spain		300,000	326,123
Total Senior Loans (Syndicated)				99,246,560
High Yield – 25.3%
Aerospace & Defense – 0.2%
Bombardier, Inc.
7.00%, 06/01/2032(f)	Canada	USD	120,000	119,631
8.75%, 11/15/2030(f)	Canada		560,000	591,108
Total Aerospace & Defense				710,739
Automobile Components – 0.5%
Adient Global Holdings Ltd.
7.50%, 02/15/2033(f)	United States		615,000	576,402
Dana Financing Luxembourg Sarl
8.50%, 07/15/2031	United States	EUR	275,000	321,396
IHO Verwaltungs GmbH
7.75% (includes 8.50% PIK), 11/15/2030(c)(f)	Germany	USD	270,000	266,304
8.00% (includes 8.75% PIK), 11/15/2032(c)(f)	Germany		270,000	263,465
Total Automobile Components				1,427,567
Automobiles – 0.3%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/2029(f)	Jersey		375,000	339,426
JB Poindexter & Company, Inc.
8.75%, 12/15/2031(f)	United States		575,000	591,634
Total Automobiles				931,060
Beverages – 0.1%
Primo Water Holdings, Inc.
3.88%, 10/31/2028(f)	United States	EUR	200,000	213,695
Broadline Retail – 0.4%
B&M European Value Retail SA
6.50%, 11/27/2031	United Kingdom	GBP	295,000	372,146
QVC, Inc.
6.88%, 04/15/2029(f)	United States	USD	1,275,000	874,823
Total Broadline Retail				1,246,969
Building Products – 0.3%
Cornerstone Building Brands, Inc.
9.50%, 08/15/2029(f)	United States		915,000	762,209
Chemicals – 1.0%
Celanese US Holdings LLC
6.75%, 04/15/2033	United States		1,055,000	1,025,145
INEOS Finance PLC
6.38%, 04/15/2029(g)	Luxembourg	EUR	100,000	110,834
6.63%, 05/15/2028(g)	Luxembourg		175,000	194,518
INEOS Quattro Finance 2 PLC
6.75%, 04/15/2030(g)	United Kingdom		335,000	362,599
Olympus Water US Holding Corp.
6.25%, 10/01/2029(f)	United States	USD	315,000	276,777
7.25%, 06/15/2031(f)	United States		275,000	270,214
9.63%, 11/15/2028	United States	EUR	280,000	316,258
Windsor Holdings III LLC
8.50%, 06/15/2030(f)	United States	USD	622,000	642,609
Total Chemicals				3,198,954
Commercial Services & Supplies – 1.1%
Allied Universal Holdco LLC
3.63%, 06/01/2028	United States	EUR	305,000	312,991
7.88%, 02/15/2031(f)	United States	USD	625,000	633,481
Amber Finco PLC
6.63%, 07/15/2029(g)	United Kingdom	EUR	300,000	337,261
Garda World Security Corp.
7.32% (1 mo. Term SOFR + 3.00%, 0.00% Floor), 02/01/2029(a)	Canada	USD	989,949	987,682
8.38%, 11/15/2032(f)	Canada		275,000	270,687
LABL, Inc.
5.88%, 11/01/2028, (Acquired 11/01/2021 - 11/30/2021, cost $344,965)(f)(h)	United States		345,000	272,148
TMS International Corp.
6.25%, 04/15/2029(f)	United States		640,000	596,549
Total Commercial Services & Supplies				3,410,799
Communications Equipment – 0.3%
CommScope LLC
4.75%, 09/01/2029(f)	United States		524,000	466,517
9.50%, 12/15/2031(f)	United States		291,000	299,998
Total Communications Equipment				766,515
Construction & Engineering – 0.5%
Assemblin Caverion
6.25%, 07/01/2030(g)	Sweden	EUR	331,000	367,530
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029(f)	United States	USD	340,000	308,333
Pike Corp.
5.50%, 09/01/2028(f)	United States		440,000	426,127
8.63%, 01/31/2031(f)	United States		220,000	232,112
Total Construction & Engineering				1,334,102
Consumer Finance – 0.4%
FirstCash, Inc.
5.63%, 01/01/2030(f)	United States		702,000	681,235
goeasy Ltd.
6.88%, 05/15/2030(f)	Canada		275,000	269,598
7.38%, 10/01/2030(f)	Canada		330,000	324,108
Total Consumer Finance				1,274,941
Containers & Packaging – 0.6%
Ardagh Packaging Finance PLC
2.13%, 08/15/2026	United States	EUR	200,000	199,925
5.25%, 08/15/2027(f)	United States	USD	260,000	120,355
Fiber Bidco SpA
6.36% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 01/15/2030(a)(f)	Italy	EUR	125,000	135,036
Graham Packaging Company, Inc.
7.13%, 08/15/2028(f)	United States	USD	285,000	278,579
Guala Closures SpA
6.50% (3 mo. EURIBOR + 4.00%, 0.00% Floor), 06/29/2029(a)(f)	Italy	EUR	250,000	270,866
Intelligent Packaging Limited Finco, Inc.
6.00%, 09/15/2028(f)	Canada	USD	435,000	423,631
Trivium Packaging Finance BV
3.75%, 08/15/2026	Netherlands	EUR	300,000	320,896
Total Containers & Packaging				1,749,288
Diversified Consumer Services – 0.1%
Verisure Midholding AB
5.25%, 02/15/2029	Sweden		310,000	336,319
Diversified REITs – 0.1%
Necessity Retail REIT, Inc.
4.50%, 09/30/2028(f)	United States	USD	395,000	372,686
Diversified Telecommunication Services – 1.1%
British Telecommunications PLC
8.38% (UK 5 Year Government Bond + 3.82%), 12/20/2083(a)	United Kingdom	GBP	225,000	310,208
Cogent Communications Group, Inc.
7.00%, 06/15/2027(f)	United States	USD	340,000	342,840
Consolidated Communications, Inc.
6.50%, 10/01/2028(f)	United States		380,000	367,350
Iliad Holding SASU
5.38%, 04/15/2030(g)	France	EUR	125,000	136,060
5.63%, 10/15/2028	France		175,000	192,718
Intelsat Jackson Holdings SA
6.50%, 03/15/2030(f)	Luxembourg	USD	1,005,000	957,303
Telefonica Europe BV
6.75% (8 yr. Swap Rate EUR + 3.62%), Perpetual(a)	Spain	EUR	200,000	237,652
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(f)	United States	USD	300,000	273,552
7.55% (1 mo. Term SOFR + 3.11%, 0.00% Floor), 03/09/2027(a)	United States		400,000	373,288
Total Diversified Telecommunication Services				3,190,971
Electric Utilities – 0.2%
Electricite de France SA
5.63% (5 yr. Swap Rate EUR + 3.28%), Perpetual(a)(g)(i)	France	EUR	200,000	219,320
9.13% (5 yr. CMT Rate + 5.41%), Perpetual(a)(f)	France	USD	200,000	225,441
Total Electric Utilities				444,761
Energy Equipment & Services – 0.5%
Borr IHC Ltd.
10.00%, 11/15/2028(f)	Mexico		787,805	750,900
Nabors Industries, Inc.
8.88%, 08/15/2031(f)	United States		685,000	595,462
9.13%, 01/31/2030(f)	United States		290,000	290,375
Total Energy Equipment & Services				1,636,737
Entertainment – 0.1%
Banijay (LOV Banijay SASU)
7.00%, 05/01/2029(g)	France	EUR	170,000	192,152
Financial Services – 1.0%
Dynamo Newco II GmbH
6.25%, 10/15/2031(g)	Germany		335,000	367,926
Freedom Mortgage Corp.
12.25%, 10/01/2030(f)	United States	USD	530,000	584,416
GTCR LLC
8.50%, 01/15/2031	Netherlands	GBP	250,000	343,436
NCR Atleos Escrow Corp.
9.50%, 04/01/2029(f)	United States	USD	710,000	770,489
PennyMac Financial Services, Inc.
6.88%, 02/15/2033(f)	United States		300,000	298,500
Worldpay
7.50%, 01/15/2031(f)	United States		530,000	552,094
Total Financial Services				2,916,861
Food Products – 0.6%
B&G Foods, Inc.
8.00%, 09/15/2028(f)	United States		430,000	432,578
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(f)	United States		585,000	604,551
9.63%, 09/15/2032(f)	United States		290,000	298,739
Irca SpA
6.25% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 12/15/2029(a)(f)	Italy	EUR	500,000	541,361
Sammontana Italia SpA
6.54% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 10/15/2031(a)(f)	Italy		175,000	190,056
Total Food Products				2,067,285
Gas Utilities – 0.5%
CQP Holdco LP
5.50%, 06/15/2031(f)	United States	USD	165,000	158,418
7.50%, 12/15/2033(f)	United States		515,000	543,008
Suburban Propane Partners LP
5.00%, 06/01/2031(f)	United States		835,000	754,683
Total Gas Utilities				1,456,109
Health Care Providers & Services – 0.7%
Community Health Systems, Inc.
5.63%, 03/15/2027(f)	United States		310,000	296,274
10.88%, 01/15/2032(f)	United States		440,000	434,025
LifePoint Health, Inc.
8.38%, 02/15/2032(f)	United States		750,000	755,864
Nidda Healthcare Holding GmbH
5.63%, 02/21/2030(g)	Germany	EUR	225,000	247,413
RAY Financing LLC
6.50%, 07/15/2031(g)	United Kingdom		310,000	344,122
Total Health Care Providers & Services				2,077,698
Hotel & Resort REITs – 0.3%
Service Properties Trust
8.63%, 11/15/2031(f)	United States	USD	1,000,000	1,055,634
Hotels, Restaurants & Leisure – 1.4%
Bloomin' Brands, Inc.
5.13%, 04/15/2029(f)	United States		1,015,000	877,271
Brinker International, Inc.
8.25%, 07/15/2030(f)	United States		392,000	411,986
Cirsa Finance International Sarl
6.50%, 03/15/2029(f)	Spain	EUR	205,000	230,635
7.11% (3 mo. EURIBOR + 4.50%), 07/31/2028(a)(f)	Spain		115,000	125,920
7.88%, 07/31/2028(g)	Spain		300,000	339,693
CPUK Finance Ltd.
6.50%, 08/28/2026	United Kingdom	GBP	210,000	269,517
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/2029(f)	United States	USD	675,000	633,092
Lottomatica Group SpA
5.38%, 06/01/2030(g)	Italy	EUR	165,000	183,548
Lottomatica SpA
7.13%, 06/01/2028(g)	Italy		115,000	129,533
Sani/Ikos Financial Holdings 1 Sarl
7.25%, 07/31/2030	Luxembourg		325,000	361,821
Six Flags Entertainment Corp
7.25%, 05/15/2031(f)	United States	USD	425,000	426,903
TUI Cruises GmbH
6.25%, 04/15/2029(g)	Germany	EUR	285,000	319,585
Total Hotels, Restaurants & Leisure				4,309,504
Household Durables – 0.4%
Empire Communities Corp.
9.75%, 05/01/2029(f)	Canada	USD	1,020,000	1,032,894
Independent Power and Renewable Electricity Producers – 0.4%
Lightning Power LLC
7.25%, 08/15/2032(f)	United States		735,000	757,351
Talen Energy Supply LLC
8.63%, 06/01/2030(f)	United States		445,000	472,333
Total Independent Power and Renewable Electricity Producers				1,229,684
Insurance – 0.5%
Alliant Holdings LP
7.38%, 10/01/2032(f)	United States		200,000	201,128
Ardonagh Finco Ltd
6.88%, 02/15/2031	United Kingdom	EUR	310,000	342,746
HUB International Ltd.
5.63%, 12/01/2029(f)	United States	USD	120,000	116,194
6.79% (3 mo. Term SOFR + 2.50%, 0.75% Floor), 06/20/2030(a)	United States		595,508	593,691
7.38%, 01/31/2032(f)	United States		380,000	387,147
Total Insurance				1,640,906
Leisure Products – 0.2%
Asmodee Group AB
6.25% (3 mo. EURIBOR + 3.75%), 12/15/2029(a)(f)	Sweden	EUR	470,588	516,253
Life Sciences Tools & Services – 0.5%
Eurofins Scientific SE
6.75% (3 mo. EURIBOR + 4.24%), Perpetual(a)	Luxembourg		300,000	342,584
Sotera Health Holdings LLC
7.38%, 06/01/2031(f)	United States	USD	1,045,000	1,063,686
Total Life Sciences Tools & Services				1,406,270
Machinery – 0.4%
Alstom SA
5.87% (5 yr. Swap Rate EUR + 2.93%), Perpetual(a)(g)	France	EUR	300,000	336,947
EMRLD Borrower LP
6.38%, 12/15/2030(g)	United States		230,000	256,347
IMA Industria Macchine Automatiche SpA
6.54% (3 mo. EURIBOR + 3.75%, 0.00% Floor), 04/15/2029(a)	Italy		525,000	568,785
Total Machinery				1,162,079
Media – 2.2%
AMC Networks, Inc.
4.25%, 02/15/2029	United States	USD	435,000	326,968
10.25%, 01/15/2029(f)	United States		570,000	591,264
Block Communications, Inc.
4.88%, 03/01/2028(f)	United States		310,000	293,439
Cablevision Lightpath LLC
3.88%, 09/15/2027(f)	United States		710,000	674,930
5.63%, 09/15/2028(f)	United States		415,000	382,043
CCO Holdings LLC
4.25%, 02/01/2031(f)	United States		170,000	150,789
4.50%, 06/01/2033(f)	United States		494,000	421,697
4.75%, 03/01/2030(f)	United States		190,000	176,393
6.38%, 09/01/2029(f)	United States		140,000	139,692
7.38%, 03/01/2031(f)	United States		235,000	238,901
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030(f)	United States		685,000	672,255
Directv Financing LLC
5.88%, 08/15/2027(f)	United States		520,000	504,390
10.00%, 02/15/2031(f)	United States		305,000	293,120
10.10% (3 mo. Term SOFR + 5.25%), 08/02/2029(a)	United States		300,000	296,175
Sirius XM Radio, Inc.
3.88%, 09/01/2031(f)	United States		1,060,000	909,471
4.13%, 07/01/2030(f)	United States		160,000	142,270
5.50%, 07/01/2029(f)	United States		214,000	206,832
Virgin Media O2 Vendor Financing Notes V DAC
7.88%, 03/15/2032(g)	Ireland	GBP	160,000	201,630
Virgin Media Secured Finance PLC
5.25%, 05/15/2029	United Kingdom		140,000	168,685
Total Media				6,790,944
Metals & Mining – 0.5%
Cleveland-Cliffs, Inc.
7.38%, 05/01/2033(f)	United States	USD	690,000	662,807
Mineral Resources Ltd.
8.50%, 05/01/2030(f)	Australia		440,000	426,158
9.25%, 10/01/2028(f)	Australia		380,000	380,434
Total Metals & Mining				1,469,399
Oil, Gas & Consumable Fuels – 0.7%
Sunoco LP
6.25%, 07/01/2033(f)	United States		300,000	300,521
Venture Global LNG, Inc.
8.38%, 06/01/2031(f)	United States		530,000	537,900
9.50%, 02/01/2029(f)	United States		335,000	359,434
Vital Energy, Inc.
7.88%, 04/15/2032(f)	United States		925,000	861,997
Total Oil, Gas & Consumable Fuels				2,059,852
Paper & Forest Products – 0.2%
Mercer International, Inc.
5.13%, 02/01/2029	Germany		550,000	472,087
Passenger Airlines – 0.6%
Spirit AeroSystems, Inc.
11.00%, 02/15/2030	United States		2,000,000	1,980,000
Pharmaceuticals – 1.1%
1261229 BC Ltd.
10.00%, 04/15/2032(f)	United States		760,000	756,164
Bausch Health Companies, Inc.
4.88%, 06/01/2028(f)	United States		240,000	194,078
5.50%, 11/01/2025(f)	United States		620,000	619,767
Cheplapharm Arzneimittel GmbH
7.31% (3 mo. EURIBOR + 4.75%, 0.00% Floor), 05/15/2030(a)(f)	Germany	EUR	210,000	212,725
7.50%, 05/15/2030	Germany		200,000	200,064
Endo Finance Holdings, Inc.
8.50%, 04/15/2031(f)	United States	USD	725,000	756,738
Rossini Sarl
6.23% (3 mo. EURIBOR + 3.88%, 0.00% Floor), 12/31/2029(a)(f)	Italy	EUR	260,000	282,944
6.75%, 12/31/2029	Italy		280,000	316,598
Total Pharmaceuticals				3,339,078
Professional Services – 0.3%
Mooney Group SpA
6.38% (3 mo. EURIBOR + 3.88%, 3.88% Floor), 12/17/2026(a)	Italy		250,000	270,495
Summer BC Holdco B SARL
6.79% (3 mo. EURIBOR + 4.25%, 0.00% Floor), 02/15/2030(a)(f)	Luxembourg		500,000	541,863
Total Professional Services				812,358
Real Estate Management & Development – 0.6%
Hunt Companies, Inc.
5.25%, 04/15/2029(f)	United States	USD	765,000	731,783
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	United States		1,180,000	1,056,819
Total Real Estate Management & Development				1,788,602
Software – 1.5%
Acuris Finance US, Inc.
5.00%, 05/01/2028(f)	United States		310,000	285,012
Cedacri Mergeco SPA
8.06% (3 mo. EURIBOR + 5.50%, 0.00% Floor), 05/15/2028(a)(f)	Ireland	EUR	200,000	217,833
Cloud Software Group, Inc.
6.50%, 03/31/2029(f)	United States	USD	1,350,000	1,313,288
8.05% (3 mo. Term SOFR + 3.75%, 0.50% Floor), 03/24/2031(a)	United States		1,084,550	1,075,451
Helios Software Holdings, Inc.
7.88%, 05/01/2029	United States	EUR	295,000	324,286
8.75%, 05/01/2029(f)	United States	USD	620,000	617,668
ION Trading Technologies Sarl
9.50%, 05/30/2029(f)	Luxembourg		200,000	201,757
NCR Corp.
5.13%, 04/15/2029(f)	United States		175,000	166,875
Sabre GLBL, Inc.
7.38%, 09/01/2025(f)	United States		150,000	150,520
Total Software				4,352,690
Specialty Retail – 1.4%
CD&R Firefly Bidco
8.63%, 04/30/2029	United Kingdom	GBP	220,000	290,936
EG America LLC
8.56% (3 mo. Term SOFR + 4.25%, 0.00% Floor), 02/07/2028(a)	United Kingdom	USD	827,538	828,945
eG Global Finance PLC
11.00%, 11/30/2028	United Kingdom	EUR	155,000	185,381
Kepler SpA
8.25% (3 mo. EURIBOR + 5.75%, 0.00% Floor), 05/15/2029(a)	Italy		250,000	273,029
LCM Investments Holdings II LLC
8.25%, 08/01/2031(f)	United States	USD	870,000	903,891
Wand NewCo 3, Inc.
6.82% (1 mo. Term SOFR + 2.50%, 0.00% Floor), 01/30/2031(a)	United States		578,986	571,245
7.63%, 01/30/2032(f)	United States		1,025,000	1,049,884
Total Specialty Retail				4,103,311
Technology Hardware, Storage & Peripherals – 0.4%
Diebold Nixdorf, Inc.
7.75%, 03/31/2030(f)	United States		1,025,000	1,065,042
Textiles, Apparel & Luxury Goods – 0.3%
Afflelou SAS
6.00%, 07/25/2029(g)	France	EUR	250,000	279,395
Hanesbrands, Inc.
9.00%, 02/15/2031(f)	United States	USD	660,000	696,179
Total Textiles, Apparel & Luxury Goods				975,574
Trading Companies & Distributors – 0.6%
Equipmentshare.Com Inc.
8.00%, 03/15/2033(f)	United States		70,000	70,555
9.00%, 05/15/2028(f)	United States		995,000	1,032,088
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/01/2030(f)	United States		874,000	915,280
Total Trading Companies & Distributors				2,017,923
Transportation Infrastructure – 0.1%
Heathrow Finance PLC
6.63%, 03/01/2031(g)	United Kingdom	GBP	175,000	224,175
Wireless Telecommunication Services – 0.1%
Vodafone Group PLC
4.13% (5 yr. CMT Rate + 2.77%), 06/04/2081(a)	United Kingdom	USD	285,000	253,417
Total High Yield				75,776,093
Convertible Bonds – 0.0%
Banks – 0.0%
JPMorgan Chase Financial Co. LLC
0.50%, 06/15/2027	United States		15,000	15,787
Biotechnology – 0.0%
Ascendis Pharma AS
2.25%, 04/01/2028	Denmark		9,000	10,700
Bridgebio Pharma, Inc.
2.25%, 02/01/2029	United States		17,000	15,326
Cytokinetics, Inc.
3.50%, 07/01/2027	United States		8,000	9,180
Sarepta Therapeutics, Inc.
1.25%, 09/15/2027	United States		13,000	12,103
Travere Therapeutics, Inc.
2.25%, 03/01/2029	United States		9,000	8,991
Total Biotechnology				56,300
Broadline Retail – 0.0%
Etsy, Inc.
0.25%, 06/15/2028	United States		28,000	23,863
JD.com, Inc.
0.25%, 06/01/2029(f)	China		22,000	25,449
Total Broadline Retail				49,312
Communications Equipment – 0.0%
Lumentum Holdings, Inc.
0.50%, 06/15/2028	United States		11,000	10,191
Construction & Engineering – 0.0%
Fluor Corp.
1.13%, 08/15/2029	United States		11,000	11,701
Diversified Telecommunication Services – 0.0%
Cellnex Telecom SA
0.50%, 07/05/2028	Spain	EUR	100,000	114,823
Electric Utilities – 0.0%
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/2027	United States	USD	14,000	16,191
PPL Capital Funding, Inc.
2.88%, 03/15/2028	United States		14,000	15,701
Southern Co.
4.50%, 06/15/2027(f)	United States		15,000	16,531
Total Electric Utilities				48,423
Entertainment – 0.0%
Live Nation Entertainment, Inc.
2.88%, 01/15/2030(f)	United States		13,000	13,487
Sea Ltd.
0.25%, 09/15/2026	Singapore		19,000	17,756
Total Entertainment				31,243
Financial Services – 0.0%
Affirm Holdings, Inc.
0.75%, 12/15/2029(f)	United States		4,000	3,544
Block, Inc.
0.25%, 11/01/2027	United States		12,000	10,605
Shift4 Payments, Inc.
0.50%, 08/01/2027	United States		16,000	16,232
Total Financial Services				30,381
Health Care Equipment & Supplies – 0.0%
CONMED Corp.
2.25%, 06/15/2027	United States		21,000	19,772
Dexcom, Inc.
0.38%, 05/15/2028	United States		14,000	12,544
Envista Holdings Corp.
1.75%, 08/15/2028	United States		20,000	18,062
Haemonetics Corp
2.50%, 06/01/2029(f)	United States		7,000	6,682
Integer Holdings Corp.
1.88%, 03/15/2030(f)	United States		6,000	6,078
LivaNova PLC
2.50%, 03/15/2029	United States		12,000	11,466
Tandem Diabetes Care, Inc.
1.50%, 03/15/2029	United States		8,000	7,540
Total Health Care Equipment & Supplies				82,144
Health Care Providers & Services – 0.0%
Guardant Health, Inc.
1.25%, 02/15/2031	United States		11,000	11,399
Health Care Technology – 0.0%
Teladoc Health, Inc.
1.25%, 06/01/2027	United States		17,000	15,657
Hotel & Resort REITs – 0.0%
Pebblebrook Hotel Trust
1.75%, 12/15/2026	United States		15,000	14,055
Hotels, Restaurants & Leisure – 0.0%
Accor SA
0.70%, 12/07/2027(j)	France	EUR	15,500	8,937
Airbnb, Inc.
0.00%, 03/15/2026	United States	USD	30,000	28,710
Expedia Group, Inc.
0.00%, 02/15/2026	United States		9,000	8,888
H World Group Ltd.
3.00%, 05/01/2026	China		13,000	14,547
Marriott Vacations Worldwide Corp.
3.25%, 12/15/2027	United States		18,000	16,695
NCL Corp. Ltd.
1.13%, 02/15/2027	United States		25,000	24,325
Shake Shack, Inc.
0.00%, 03/01/2028	United States		25,000	23,141
Trip.com Group Ltd
0.75%, 06/15/2029(f)	China		6,000	7,110
Total Hotels, Restaurants & Leisure				132,353
Household Durables – 0.0%
Meritage Homes Corp.
1.75%, 05/15/2028(f)	United States		20,000	19,590
Interactive Media & Services – 0.0%
Snap, Inc.
0.13%, 03/01/2028	United States		23,000	19,516
IT Services – 0.0%
Snowflake Inc
0.00%, 10/01/2027(f)	United States		6,000	6,960
Metals & Mining – 0.0%
B2Gold Corp.
2.75%, 02/01/2030(f)	Canada		10,000	11,596
First Majestic Silver Corp.
0.38%, 01/15/2027	Canada		20,000	18,800
Total Metals & Mining				30,396
Multi-Utilities – 0.0%
CMS Energy Corp
3.38%, 05/01/2028	United States		20,000	22,170
WEC Energy Group, Inc.
4.38%, 06/01/2029(f)	United States		16,000	19,186
Total Multi-Utilities				41,356
Passenger Airlines – 0.0%
JetBlue Airways Corp.
0.50%, 04/01/2026	United States		14,000	13,237
Pharmaceuticals – 0.0%
Jazz Pharmaceuticals Plc
3.13%, 09/15/2030(f)	United States		13,000	14,476
Semiconductors & Semiconductor Equipment – 0.0%
Enphase Energy, Inc.
0.00%, 03/01/2026	United States		9,000	8,561
0.00%, 03/01/2028	United States		16,000	13,592
MKS Instruments, Inc.
1.25%, 06/01/2030(f)	United States		27,000	24,354
ON Semiconductor Corp.
0.50%, 03/01/2029	United States		9,000	7,786
Synaptics, Inc.
0.75%, 12/01/2031(f)	United States		13,000	12,285
Total Semiconductors & Semiconductor Equipment				66,578
Software – 0.0%
BILL Holdings, Inc.
0.00%, 04/01/2030(f)	United States		10,000	8,170
BlackLine, Inc.
1.00%, 06/01/2029(f)	United States		12,000	11,903
Datadog, Inc.
0.00%, 12/01/2029(f)	United States		13,000	11,356
Nutanix, Inc.
0.50%, 12/15/2029(f)	United States		7,000	7,413
Riot Platforms, Inc.
0.75%, 01/15/2030(f)	United States		5,000	3,879
Varonis Systems, Inc.
1.00%, 09/15/2029(f)	United States		10,000	9,217
Workiva, Inc.
1.25%, 08/15/2028	United States		9,000	8,395
Total Software				60,333
Total Convertible Bonds				896,211
TOTAL CORPORATE CREDIT (Cost $177,297,854)				175,918,864
EMERGING MARKET – 2.4%
High Yield – 2.4%
Building Products – 0.1%
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029	Turkey		250,000	248,159
Chemicals – 0.1%
Braskem Netherlands Finance BV
8.50% (5 yr. CMT Rate + 8.22%), 01/23/2081(a)	Brazil		400,000	400,031
Electric Utilities – 0.1%
Limak Yenilenebilir Enerji AS
9.63%, 08/12/2030(f)	Turkey		200,000	196,950
Hotels, Restaurants & Leisure – 0.0%
Grupo Posadas SAB de CV
7.00%, 12/30/2027(c)(k)	Mexico		20,000	18,849
Metals & Mining – 1.2%
CSN Resources SA
8.88%, 12/05/2030	Brazil		400,000	394,802
Samarco Mineracao SA
9.00%, 06/30/2031(c)	Brazil		1,542,913	1,494,866
Vedanta Resources Ltd
10.88%, 09/17/2029(f)	India		1,683,000	1,739,221
Total Metals & Mining				3,628,889
Oil, Gas & Consumable Fuels – 0.4%
Azule Energy Finance PLC
8.13%, 01/23/2030(f)	Angola		500,000	501,412
Ecopetrol SA
8.38%, 01/19/2036	Colombia		710,000	692,234
Total Oil, Gas & Consumable Fuels				1,193,646
Passenger Airlines – 0.2%
Grupo Aeromexico SAB de CV
8.25%, 11/15/2029(f)	Mexico		525,000	507,465
Latam Airlines Group SA
7.88%, 04/15/2030(f)	Chile		148,000	146,909
13.38%, 10/15/2029	Chile		77,000	87,059
Total Passenger Airlines				741,433
Real Estate Management & Development – 0.3%
CIFI Holdings Group Company Ltd.
6.00%, 07/16/2025(j)	China		400,000	47,200
6.45%, 05/07/2025(j)	China		200,000	23,404
11.58% (5 yr. CMT Rate + 8.57%), Perpetual(a)(j)	China		450,000	54,225
Country Garden Holdings Company Ltd.
4.80%, 08/06/2030(j)	China		200,000	20,000
7.25%, 04/08/2026(j)	China		600,000	60,182
RKPF Overseas Ltd.
5.90%, 09/05/2028	China		441,811	210,090
6.00%, 03/04/2029	China		441,488	198,890
Shimao Group Holdings Ltd.
3.45%, 01/11/2031(j)	China		400,000	22,392
4.60%, 07/13/2030(j)	China		200,000	11,250
5.20%, 01/16/2027(j)	China		1,210,000	66,550
5.60%, 07/15/2026(j)	China		400,000	22,000
6.13%, 02/21/2024(j)	China		370,000	20,180
Sino-Ocean Land Treasure IV Ltd.
3.25%, 05/05/2026(j)	China		200,000	17,460
4.75%, 08/05/2029(j)	China		410,000	35,457
4.75%, 01/14/2030(j)	China		400,000	35,936
Total Real Estate Management & Development				845,216
Total High Yield				7,273,173
TOTAL EMERGING MARKET (Cost $11,468,241)				7,273,173
STRUCTURED CREDIT – 35.8%
Collateralized Loan Obligations – 17.9%
Adagio CLO
8.52%, IX-X, Class E (3 mo. EURIBOR + 6.02%, 6.02% Floor), 09/15/2034(a)	Ireland	EUR	1,000,000	1,051,027
Anchorage Capital CLO Ltd.
10.02%, 2020-16A, Class ER2 (3 mo. Term SOFR + 5.70%, 5.70% Floor), 01/19/2038(a)(f)	Cayman Islands	USD	2,000,000	1,986,708
10.04%, 2023-26A, Class D (3 mo. Term SOFR + 5.75%, 5.75% Floor), 07/19/2034(a)(f)	Cayman Islands		500,000	500,699
11.91%, 2016-8A, Class ER2 (3 mo. Term SOFR + 7.61%, 7.35% Floor), 10/27/2034(a)(f)	Cayman Islands		1,500,000	1,501,523
Anchorage Credit Funding Ltd.
5.93%, 2020-12A, Class D, 10/25/2038(f)	Cayman Islands		750,000	736,634
9.74%, 2019-7A, Class SUB1, 04/25/2037(f)(l)	Cayman Islands		1,000,000	564,405
ARES CLO
10.05%, 2023-68A, Class D (3 mo. Term SOFR + 5.75%, 5.75% Floor), 04/25/2035(a)(f)	Jersey		2,000,000	2,002,576
Ares European CLO
7.31%, 21A, Class E (3 mo. EURIBOR + 4.75%, 4.75% Floor), 04/15/2038(a)(f)	Ireland	EUR	1,000,000	1,083,007
Birch Grove CLO
9.46%, 2021-3A, Class ER (3 mo. Term SOFR + 5.15%, 5.15% Floor), 01/19/2038(a)(f)	Cayman Islands	USD	1,000,000	1,000,255
Carlyle Global Market Strategies
11.60%, 2021-1A, Class DR (3 mo. Term SOFR + 7.30%, 7.30% Floor), 01/15/2040(a)(f)	Cayman Islands		1,000,000	1,006,767
CBAM Ltd.
11.35%, 2019-9A, Class ER (3 mo. Term SOFR + 7.05%, 7.05% Floor), 07/15/2037(a)(f)	Cayman Islands		1,300,000	1,322,537
11.66%, 2017-2A, Class ER (3 mo. Term SOFR + 7.36%, 7.10% Floor), 07/17/2034(a)(f)	Cayman Islands		571,000	555,700
Cerberus Loan Funding LP
8.46%, 2023-3A, Class C (3 mo. Term SOFR + 4.15%, 4.15% Floor), 09/13/2035(a)(f)	United States		1,000,000	1,010,477
Dryden CLO
8.65%, 2017-27X, Class ER (3 mo. EURIBOR + 5.86%, 5.86% Floor), 04/15/2033(a)	Ireland	EUR	500,000	537,773
Elmwood CLO Ltd.
7.39%, 2019-3A, Class DRR (3 mo. Term SOFR + 3.10%, 3.10% Floor), 07/18/2037(a)(f)	Cayman Islands	USD	1,750,000	1,754,624
Fortress Credit BSL Ltd.
9.04%, 2022-2A, Class DR (3 mo. Term SOFR + 4.75%, 4.75% Floor), 10/18/2033(a)(f)	Jersey		1,000,000	1,001,163
12.44%, 2022-1A, Class E (3 mo. Term SOFR + 8.15%, 8.15% Floor), 10/23/2034(a)(f)	Cayman Islands		500,000	497,691
12.48%, 2020-1A, Class E (3 mo. Term SOFR + 8.19%, 7.93% Floor), 10/20/2033(a)(f)	Cayman Islands		1,000,000	998,306
Gallatin CLO Ltd.
8.58%, 2024-1A, Class D1 (3 mo. Term SOFR + 4.00%, 4.00% Floor), 10/20/2037(a)(f)	Bermuda		1,000,000	1,013,613
9.70%, 2023-1A, Class D (3 mo. Term SOFR + 5.41%, 5.41% Floor), 10/14/2035(a)(f)	Bermuda		2,000,000	2,003,846
Generate CLO Ltd.
11.64%, 2A, Class ER2 (3 mo. Term SOFR + 7.35%, 7.35% Floor), 10/22/2037(a)(f)	Cayman Islands		1,200,000	1,180,794
Halsey Point CLO Ltd.
11.15%, 2024-8A, Class E (3 mo. Term SOFR + 6.84%, 6.84% Floor), 01/30/2038(a)(f)	Cayman Islands		1,000,000	1,010,448
Harvest CLO XXVI
8.91%, 26A, Class E (3 mo. EURIBOR + 6.12%, 6.12% Floor), 01/15/2034(a)(f)	Ireland	EUR	500,000	541,855
ICG US CLO Ltd.
8.15%, 2020-1A, Class DR (3 mo. Term SOFR + 3.86%, 3.60% Floor), 01/20/2035(a)(f)	Cayman Islands	USD	1,000,000	984,813
12.00%, 2020-1A, Class ER (3 mo. Term SOFR + 7.71%, 7.45% Floor), 01/20/2035(a)(f)	Cayman Islands		1,000,000	928,933
Marble Point CLO Ltd.
11.79%, 2020-3A, Class ER (3 mo. Term SOFR + 7.50%, 7.50% Floor), 01/19/2034(a)(f)	Cayman Islands		625,000	613,991
11.84%, 2021-4A, Class E (3 mo. Term SOFR + 7.55%, 7.29% Floor), 01/22/2035(a)(f)	Cayman Islands		1,750,000	1,716,925
Monroe Capital MML CLO Ltd.
12.65%, 2022-1A, Class E (3 mo. Term SOFR + 8.32%, 8.32% Floor), 02/24/2034(a)(f)	United States		1,000,000	1,002,026
Mountain View CLO Ltd.
8.15%, 2023-1A, Class C (3 mo. Term SOFR + 3.85%, 3.85% Floor), 09/14/2036(a)(f)	Cayman Islands		300,000	303,584
8.90%, 2019-2A, Class DR (3 mo. Term SOFR + 4.60%, 4.60% Floor), 07/15/2037(a)(f)	Cayman Islands		1,000,000	1,003,351
9.80%, 2023-1A, Class D (3 mo. Term SOFR + 5.50%, 5.50% Floor), 09/14/2036(a)(f)	Cayman Islands		300,000	302,205
12.13%, 2024-1A, Class E (3 mo. Term SOFR + 7.59%, 7.59% Floor), 10/16/2037(a)(f)	Cayman Islands		1,000,000	1,022,375
Neuberger Berman CLO Ltd.
9.30%, 2019-31A, Class ER2 (3 mo. Term SOFR + 5.00%, 5.00% Floor), 01/20/2039(a)(f)	Cayman Islands		2,000,000	1,989,928
OAK Hill European Credit Partners V Designated Activity Co.
9.11%, 2016-5A, Class ER (3 mo. EURIBOR + 6.37%, 6.37% Floor), 01/21/2035(a)(f)	Ireland	EUR	1,750,000	1,895,873
11.61%, 2016-5A, Class FR (3 mo. EURIBOR + 8.87%, 8.87% Floor), 01/21/2035(a)(f)	Ireland		1,000,000	1,074,525
Octagon Investment Partners Ltd.
11.80%, 2016-1A, Class ERR (3 mo. Term SOFR + 7.50%, 7.50% Floor), 04/24/2037(a)(f)	Cayman Islands	USD	2,250,000	2,254,313
Palmer Square European CLO
9.10%, 2022-1A, Class E (3 mo. EURIBOR + 6.36%, 6.36% Floor), 01/21/2035(a)(f)	Ireland	EUR	1,200,000	1,293,658
11.59%, 2022-1A, Class F (3 mo. EURIBOR + 8.85%, 8.85% Floor), 01/21/2035(a)(f)	Ireland		1,250,000	1,347,644
Penta CLO
8.75%, 2021-10X, Class E (3 mo. EURIBOR + 6.23%, 6.23% Floor), 11/20/2034(a)	Ireland		500,000	541,266
Rockford Tower CLO Ltd.
12.41%, 2022-2A, Class ER (3 mo. Term SOFR + 8.12%, 8.12% Floor), 10/20/2035(a)(f)	United States	USD	750,000	751,718
Rockford Tower Europe DAC
8.70%, 2021-1A, Class E (3 mo. EURIBOR + 5.96%, 5.96% Floor), 04/20/2034(a)(f)	Ireland	EUR	500,000	541,559
RR Ltd.
9.84%, 2022-24A, Class DR2 (3 mo. Term SOFR + 5.50%, 5.50% Floor), 01/15/2037(a)(f)	Bermuda	USD	1,000,000	1,008,373
Symphony CLO Ltd.
11.52%, 2012-9A, Class ER2 (3 mo. Term SOFR + 7.21%, 0.00% Floor), 07/16/2032(a)(f)	Cayman Islands		438,000	387,550
TCW CLO Ltd.
10.57%, 2019-2A, Class ER2 (3 mo. Term SOFR + 6.25%, 6.25% Floor), 01/20/2038(a)(f)	Cayman Islands		1,250,000	1,246,893
11.10%, 2021-1A, Class ER1 (3 mo. Term SOFR + 6.75%, 6.75% Floor), 01/20/2038(a)(f)	Cayman Islands		1,000,000	969,404
THL Credit Wind River CLO Ltd.
11.71%, 2020-1A, Class ER (3 mo. Term SOFR + 7.42%, 7.42% Floor), 07/20/2037(a)(f)	Cayman Islands		1,000,000	982,500
Toro European CLO
9.09%, 3X, Class ERR (3 mo. EURIBOR + 6.30%, 6.30% Floor), 07/15/2034(a)	Ireland	EUR	1,500,000	1,609,023
Trimaran Cavu Ltd.
11.92%, 2021-3A, Class E (3 mo. Term SOFR + 7.63%, 7.37% Floor), 01/18/2035(a)(f)	Cayman Islands	USD	900,000	895,822
Trinitas CLO Ltd.
9.82%, 2022-21A, Class ER (3 mo. Term SOFR + 5.50%), 04/20/2038(a)(f)	Bermuda		1,000,000	988,046
Trinitas CLO XIV Ltd.
12.60%, 2020-14A, Class E (3 mo. Term SOFR + 8.30%, 8.04% Floor), 01/25/2034(a)(f)	Cayman Islands		500,000	491,911
Trinitas CLO XVIII Ltd.
8.15%, 2021-18A, Class D (3 mo. Term SOFR + 3.86%, 3.60% Floor), 01/20/2035(a)(f)	Cayman Islands		2,000,000	1,999,814
Total Collateralized Loan Obligations				55,010,451
Commercial Mortgage-Backed Securities – 4.1%
ACREC LLC
10.35%, 2023-FL2, Class E (1 mo. Term SOFR + 6.03%, 6.03% Floor), 02/19/2038(a)(f)	United States		107,000	107,025
AREIT Trust
9.69%, 2023-CRE8, Class D (1 mo. Term SOFR + 5.37%, 5.37% Floor), 08/17/2041(a)(f)	United States		109,000	109,235
Banc of America Commercial Mortgage Trust
1.25%, 2015-UBS7, Class XFG, 09/15/2048(f)(l)	United States		10,000,000	51,673
BBCMS Mortgage Trust
6.93%, 2021-AGW, Class D (1 mo. Term SOFR + 2.61%, 2.50% Floor), 06/15/2036(a)(f)	United States		877,000	819,027
Benchmark Mortgage Trust
4.00%, 2024-V5, Class D, 01/10/2057(f)	United States		36,000	32,516
BSPRT
9.01%, 2024-FL11, Class E (1 mo. Term SOFR + 4.69%, 4.69% Floor), 07/15/2039(a)(f)	United States		278,000	278,286
BWAY Mortgage Trust
4.87%, 2022-26BW, Class E, 02/10/2044(f)(l)	United States		395,000	269,807
BX Commercial Mortgage Trust
7.97%, 2019-IMC, Class G (1 mo. Term SOFR + 3.65%, 3.60% Floor), 04/15/2034(a)(f)	United States		1,131,000	1,093,608
BX Trust
8.47%, 2021-SDMF, Class J (1 mo. Term SOFR + 4.15%, 4.03% Floor), 09/15/2034(a)(f)	United States		442,703	430,002
CD Mortgage Trust
3.35%, 2017-CD5, Class D, 08/15/2050(f)	United States		489,000	420,743
Citigroup Commercial Mortgage Trust
8.13%, 2021-KEYS, Class F (1 mo. Term SOFR + 3.81%, 3.70% Floor), 10/15/2036(a)(f)	United States		741,000	721,413
COMM Mortgage Trust
1.91%, 2016-DC2, Class XF, 02/10/2049(f)(l)	United States		13,087,848	212,028
CSAIL Commercial Mortgage Trust
4.04%, 2017-CX9, Class D, 09/15/2050(f)(l)	United States		190,000	137,705
DBGS Mortgage Trust
8.58%, 2021-W52, Class F (1 mo. Term SOFR + 4.26%, 4.15% Floor), 10/15/2036(a)(f)	United States		1,000,000	716,113
FS RIALTO
8.26%, 2024-FL9, Class D (1 mo. Term SOFR + 3.94%, 3.94% Floor), 10/19/2039(a)(f)	United States		187,000	187,192
GSMS Trust
7.42%, 2024-FAIR, Class D, 07/15/2029(f)(l)	United States		580,000	590,071
Hilton USA Trust
4.12%, 2016-SFP, Class C, 11/05/2035(b)(f)	United States		105,000	19,467
4.93%, 2016-SFP, Class D, 11/05/2035(b)(f)	United States		584,000	50,458
J.P. Morgan Chase Commercial Mortgage Securities Trust
8.85%, 2021-HTL5, Class F (1 mo. Term SOFR + 4.53%, 4.27% Floor), 11/15/2038(a)(f)	United States		1,084,000	1,077,184
Last Mile Logistics
10.28%, 2023-1A, Class D (SONIA + 5.80%, 5.80% Floor), 08/17/2033(a)(f)	United Kingdom	GBP	207,000	268,263
Life Mortgage Trust
6.78%, 2021-BMR, Class F (1 mo. Term SOFR + 2.46%, 2.35% Floor), 03/15/2038(a)(f)	United States	USD	89,600	88,558
MF1 LLC
10.05%, 2022-FL10, Class D (1 mo. Term SOFR + 5.73%, 5.73% Floor), 09/17/2037(a)(f)	United States		232,000	232,733
Natixis Commercial Mortgage Securities Trust
10.26%, 2022-RRI, Class F (1 mo. Term SOFR + 5.94%, 5.94% Floor), 03/15/2035(a)(f)	United States		493,500	490,859
ONE Mortgage Trust
5.93%, 2021-PARK, Class D (1 mo. Term SOFR + 1.61%, 1.50% Floor), 03/15/2036(a)(f)	United States		645,000	622,340
ROCK Trust
8.82%, 2024-CNTR, Class E, 11/13/2041(f)	United States		1,064,000	1,115,067
SHR Trust
8.77%, 2024-LXRY, Class E (1 mo. Term SOFR + 4.45%, 4.45% Floor), 10/15/2041(a)(f)	United States		152,000	152,096
TRTX Issuer Ltd
6.83%, 2021-FL4, Class C (1 mo. Term SOFR + 2.51%, 2.40% Floor), 03/15/2038(a)(f)	Cayman Islands		160,000	160,478
UK Logistics DAC
8.48%, 2024-1A, Class D (SONIA + 4.00%, 4.00% Floor), 05/17/2034(a)(f)	United Kingdom	GBP	102,000	132,023
9.48%, 2024-1A, Class E (SONIA + 5.00%, 5.00% Floor), 05/17/2034(a)(f)	United Kingdom		200,000	260,391
VMC Finance LLC
6.68%, 2021-FL4, Class C (1 mo. Term SOFR + 2.36%, 2.36% Floor), 06/16/2036(a)(f)	United States	USD	800,000	796,328
7.93%, 2021-FL4, Class D (1 mo. Term SOFR + 3.61%, 3.06% Floor), 06/16/2036(a)(f)	United States		147,000	136,046
WFCM
4.25%, 2024-5C1, Class F, 07/15/2057(f)	United States		874,000	608,189
Total Commercial Mortgage-Backed Securities				12,386,924
High Yield – 1.9%
Distributors – 0.7%
OWS Cre Funding I LLC
9.86% (1 mo. LIBOR US + 4.90%, 5.00% Floor), 09/15/2025(a)(f)	United States		2,232,815	2,237,519
Financial Services – 0.6%
Mexico Remittances Funding Fiduciary Estate Management Sarl
12.50%, 10/15/2031(f)	Mexico		1,850,000	1,836,125
Household Durables – 0.2%
Adams Homes, Inc.
9.25%, 10/15/2028(f)	United States		572,000	579,748
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029(f)	United States		502,000	517,130
Real Estate Management & Development – 0.2%
Five Point Operating Company LP
10.50%, 01/15/2028(f)(k)	United States		554,001	564,832
Total High Yield				5,735,354
Residential Mortgage-Backed Securities – 3.2%
ACRA Trust
7.19%, 2024-NQM1, Class M1B, 10/25/2064(f)(l)	United States		200,000	201,238
8.22%, 2024-NQM1, Class B1, 10/25/2064(f)(l)	United States		110,000	111,965
Angel Oak Mortgage Trust LLC
6.49%, 2024-12, Class M1A, 10/25/2069(f)(l)	United States		125,000	125,683
Bellemeade Re Ltd.
8.29%, 2024-1, Class M1C (30 day avg SOFR US + 3.95%, 3.90% Floor), 08/25/2034(a)(f)	United States		161,000	166,315
BRAVO Residential Funding Trust
7.39%, 2023-NQM5, Class M1, 06/25/2063(f)(l)	United States		183,000	185,111
8.04%, 2024-NQM1, Class B1, 12/01/2063(f)	United States		128,000	129,564
CHNGE Mortgage Trust
8.42%, 2023-4, Class B1, 09/25/2058(f)(l)	United States		891,000	897,013
COLT Funding LLC
7.71%, 2024-INV3, Class B1, 09/25/2069(f)(l)	United States		363,000	370,402
Deephaven Residential Mortgage Trust
4.31%, 2022-2, Class B1, 03/25/2067(f)(l)	United States		229,000	179,062
GCAT Trust
3.93%, 2022-NQM1, Class B1, 02/25/2067(f)(l)	United States		476,000	354,491
Imperial Fund Mortgage Trust
4.43%, 2022-NQM3, Class M1, 05/25/2067(f)(l)	United States		332,000	281,490
JP Morgan Mortgage Trust
7.64%, 2024-CES1, Class B1, 06/25/2054(f)(l)	United States		100,000	100,187
MFA Trust
4.26%, 2022-NQM1, Class B1, 12/25/2066(f)(l)	United States		251,000	196,051
Morgan Stanley Residential Mortgage Loan Trust
7.42%, 2023-NQM1, Class B1, 09/25/2068(f)(l)	United States		446,000	448,598
New Residential Mortgage LLC
7.40%, 2024-FNT1, Class A, 11/25/2031(f)(k)	United States		535,180	543,045
New Residential Mortgage Loan Trust
9.43%, 2024-RTL2, Class M1, 09/25/2039(f)(l)	United States		160,000	160,556
NYMT Loan Trust
8.41%, 2024-BPL2, Class M, 05/25/2039(f)	United States		145,000	144,894
PRKCM Trust
6.14%, 2022-AFC2, Class B1, 08/25/2057(f)(l)	United States		204,000	201,380
6.87%, 2024-AFC1, Class M1, 03/25/2059(f)(l)	United States		66,000	66,640
7.39%, 2023-AFC1, Class M1, 02/25/2058(f)(l)	United States		371,000	373,151
7.99%, 2023-AFC4, Class B1, 11/25/2058(f)(l)	United States		293,000	295,925
8.06%, 2024-AFC1, Class B1, 03/25/2059(f)(l)	United States		176,000	178,679
8.19%, 2023-AFC2, Class B1, 06/25/2058(f)(l)	United States		100,000	100,738
Progress Residential Trust
5.60%, 2022-SFR3, Class E2, 04/17/2039(f)	United States		212,000	208,662
RCKT Mortgage Trust
6.77%, 2024-CES2, Class M2, 04/25/2044(f)(l)	United States		100,000	101,356
6.77%, 2024-CES1, Class M2, 02/25/2044(f)(l)	United States		100,000	101,271
Seasoned Credit Risk Transfer Trust
4.50%, 2022-1, Class M, 11/25/2061(f)(l)	United States		226,000	200,073
STAR Trust
8.82%, 2022-SFR3, Class F (1 mo. Term SOFR + 4.50%, 4.50% Floor), 05/17/2039(a)(f)	United States		170,000	165,107
Toorak Mortgage Trust
9.16%, 2024-RRTL1, Class M1, 02/25/2039(f)(l)	United States		71,000	72,132
TVC Mortgage Trust
7.42%, 2024-RRTL1, Class M1, 07/25/2039(f)(k)	United States		295,000	296,020
Verus Securitization Trust
6.82%, 2024-2, Class M1, 02/25/2069(f)(l)	United States		100,000	100,846
7.08%, 2023-INV2, Class A3, 08/25/2068(f)(k)	United States		133,430	134,699
7.35%, 2023-INV2, Class M1, 08/25/2068(f)(l)	United States		187,000	188,902
7.49%, 2023-2, Class B1, 03/25/2068(f)(l)	United States		100,000	99,938
7.80%, 2023-6, Class B1, 09/25/2068(f)(l)	United States		158,000	159,049
7.89%, 2023-7, Class B1, 10/25/2068(f)(l)	United States		634,000	639,516
8.09%, 2023-INV2, Class B1, 08/25/2068(f)(l)	United States		215,000	216,563
Western Mortgage Reference Notes
9.69%, 2021-CL2, Class M4 (30 day avg SOFR US + 5.35%, 0.00% Floor), 07/25/2059(a)(f)	United States		766,062	831,349
Total Residential Mortgage-Backed Securities				9,327,661
Asset-Backed Securities – 8.7%
Financials – 8.7%
Adams Outdoor Advertising LP
11.71%, 2023-1, Class C, 07/15/2053(f)	United States		2,000,000	2,142,553
Castlelake Aircraft Securitization Trust
2.74%, 2017-1R, Class A, 08/15/2041(f)	United States		92,104	89,092
GAIA Aviation Ltd.
7.00%, 2019-1, Class C, 12/15/2044(f)(k)	Cayman Islands		2,137,369	1,742,811
Helios Issuer LLC
5.54%, 2020-1A, Class B, 02/01/2055(f)	United States		1,012,808	667,675
Horizon Aircraft Finance Ltd.
3.43%, 2019-2, Class A, 11/15/2039(f)	Cayman Islands		1,104,161	1,051,272
4.46%, 2018-1, Class A, 12/15/2038(f)	United States		453,866	435,939
Lunar Aircraft Ltd.
6.41%, 2020-1A, Class C, 02/15/2045(f)	United States		164,829	160,741
METAL LLC
6.50%, 2017-1, Class B, 10/15/2042(f)	United States		284,797	91,602
METAL Ltd.
4.58%, 2017-1, Class A, 10/15/2042(f)	United States		1,301,079	878,800
Mosaic Solar Loan Trust
8.50%, 2024-2A, Class C, 04/22/2052(f)	United States		1,500,000	1,488,929
Pioneer Aircraft Finance Ltd.
3.97%, 2019-1, Class A, 06/15/2044(f)	Cayman Islands		415,131	404,172
PMCIT
7.15%, 2024-1, 10/16/2034(b)(f)	United States		491,000	490,656
10.05%, 2024-1, 10/16/2034(b)(f)	United States		513,000	507,100
14.64%, 2024-1, 10/16/2034(b)(f)	United States		685,000	684,109
Sunnova Hestia II Issuer LLC
9.50%, 2024-GRID1, Class 2A, 07/20/2051(f)	United States		945,203	957,825
Thunderbolt Aircraft Lease
5.07%, 2018-A, Class B, 09/15/2038(f)(k)	United States		1,279,606	1,168,153
Uniti Group, Inc.
9.12%, 2025-1A, Class C, 04/20/2055(f)	United States		2,000,000	2,035,998
VSTJET
10.91%, 2020-1B, 01/15/2029(b)	United States		1,541,761	1,523,260
WAVE LLC
6.41%, 2019-1, Class C, 09/15/2044(f)	United States		2,581,417	1,931,674
WAVE Trust
5.68%, 2017-1A, Class B, 11/15/2042(f)	United States		1,590,272	1,359,633
6.66%, 2017-1A, Class C, 11/15/2042(f)	United States		1,251,532	616,992
Zayo Group Holdings, Inc.
8.66%, 2025-1A, Class C, 03/20/2055(f)	United States		2,500,000	2,523,837
Ziply Fiber Issuer LLC
11.17%, 2024-1A, Class C, 04/20/2054(f)	United States		3,250,000	3,485,457
Total Financials				26,438,280
Total Asset-Backed Securities				26,438,280
TOTAL STRUCTURED CREDIT (Cost $107,549,312)				108,898,670
PRIVATE CREDIT – 27.3%
Senior Loans – 22.2%
Aerospace & Defense – 1.6%
Galileo Parent, Inc., First Lien Revolver
10.05% (3 mo. Term SOFR + 5.75%, 1.00% Floor), 05/03/2029(a)(b)(d)	United States		248,581	134,944
10.05% (3 mo. Term SOFR + 5.75%, 1.00% Floor), 05/03/2029(a)(b)(d)	United States		114,730	62,282
10.34% (1 mo. Term SOFR + 5.75%, 1.00% Floor), 05/03/2029(a)(b)(d)	United States		6,689	3,631
Galileo Parent, Inc., First Lien Term Loan
10.05% (3 mo. Term SOFR + 5.75%, 1.00% Floor), 05/03/2030(a)(b)	United States		2,341,116	2,341,116
GASL Bermuda, First Lien Tranche B1 Revolver
11.11%, 12/15/2028(b)(d)	United States		3,100,000	1,303,255
WP CPP Holdings, First Lien Term Loan
11.07% (3 mo. Term SOFR + 6.75%, 0.00% Floor), 11/28/2029(a)(b)	United States		891,786	891,786
WP CPP Holdings, First Lien Revolver
11.34%, 11/28/2029(b)(d)	United States		90,000	–
Total Aerospace & Defense				4,737,014
Biotechnology – 0.8%
ADC Therapeutics, Inc., First Lien Term Loan
8.65% (3 mo. Term SOFR + 7.65%, 1.00% Floor), 08/15/2029(a)(b)	United States		1,135,543	1,107,154
Mesoblast, Inc., First Lien Term Loan
9.75% (FCPR + 4.95%), 11/19/2026(a)(b)(c)	Australia		1,232,054	1,232,054
Total Biotechnology				2,339,208
Building Products – 0.6%
Geotechnical Merger Sub, First Lien Term Loan
9.05% (3 mo. Term SOFR + 4.75%, 0.00% Floor), 10/15/2031(a)(b)	United States		1,682,000	1,666,357
Geotechnical Merger Sub, First Lien Delayed Draw Term Loan
11.75%, 08/27/2031(b)(d)	United States		623,000	92,581
Geotechnical Merger Sub, First Lien Revolver
11.75%, 08/27/2031(b)(d)	United States		234,000	77,275
Total Building Products				1,836,213
Capital Markets – 0.4%
Inspira, First Lien Delayed Draw Term Loan
10.35%, 05/10/2026(b)(d)	United States		172,000	–
Inspira, First Lien Revolver
10.35%, 05/10/2030(b)(d)	United States		103,000	–
Minotaur Acquisition, First Lien Tranche B Term Loan
9.32% (3 mo. Term SOFR + 5.00%, 1.00% Floor), 06/03/2030(a)(b)	United States		1,029,825	1,024,676
MTC Holdings, First Lien Delayed Draw Term Loan
9.32% (1 mo. Term SOFR + 5.00%, 1.00% Floor), 06/03/2030(a)(b)	United States		169,850	169,001
Total Capital Markets				1,193,677
Commercial Services & Supplies – 0.7%
Kings Buyer LLC, First Lien Revolver
11.75% (Prime + 4.25%, 1.00% Floor), 10/29/2027(a)(b)(d)	United States		472,406	145,108
NFM & J LP, First Lien Revolver
10.94% (Prime + 5.75%, 1.00% Floor), 11/30/2027(a)(b)(d)	United States		17,139	3,818
12.25% (Prime + 4.75%, 1.00% Floor), 11/30/2027(a)(b)(d)	United States		93,224	20,766
NFM & J LP, First Lien Term Loan
10.23% (3 mo. Term SOFR + 5.85%, 1.00% Floor), 11/30/2027(a)(b)	United States		489,692	484,795
NFM & J LP, First Lien Delayed Draw Term Loan
10.26% (3 mo. Term SOFR + 5.85%, 1.00% Floor), 11/30/2027(a)(b)(d)	United States		275,685	30,371
USIC Holdings Inc, First Lien Revolver
9.55% (3 mo. Term SOFR + 5.25%, 0.00% Floor), 09/10/2031(a)(b)(d)	United States		38,316	20,800
9.56% (3 mo. Term SOFR + 5.25%, 0.00% Floor), 09/10/2031(a)(b)(d)	United States		86,211	46,800
9.57% (1 mo. Term SOFR + 5.25%, 0.00% Floor), 09/10/2031(a)(b)(d)	United States		57,474	31,200
USIC Holdings Inc, First Lien Term Loan
9.81% (1 mo. Term SOFR + 5.50%, 0.75% Floor), 09/10/2031(a)(b)	United States		1,430,415	1,430,415
USIC Holdings Inc, First Lien Delayed Draw Term Loan
9.81% (3 mo. Term SOFR + 5.50%, 0.75% Floor), 09/10/2031(a)(b)(d)	United States		84,953	18,782
Total Commercial Services & Supplies				2,232,855
Communications Equipment – 0.5%
Sorenson Communications, First Lien Revolver
11.08%, 04/19/2029(b)(d)	United States		198,000	–
Sorenson Communications, First Lien Term Loan
11.09%, 04/19/2029(b)	United States		1,682,706	1,655,278
Total Communications Equipment				1,655,278
Consumer Finance – 2.0%
Avalara, Inc., Term Loan
7.57% (1 mo. Term SOFR + 3.25%), 03/29/2032(a)	United States		500,000	498,673
Celanese US Holdings LLC
5.00%, 04/15/2031	United States	EUR	245,000	263,056
Clydesdale Acquisition Holdings, Inc., Tranche B Term Loan
7.57% (1 mo. Term SOFR + 3.25%), 03/29/2032(a)	United States	USD	500,000	497,812
CPS Mezzanine, First Lien Tranche B Revolver
10.73%, 07/15/2027(b)(d)	United States		3,750,000	3,038,518
Edenred
0.00%, 06/14/2028	France	EUR	10,900	7,010
IHO Verwaltungs GmbH
7.00% (includes 7.75% PIK), 11/15/2031(c)	Germany		305,000	338,676
IVC EVIDENSIA
9.45%, 12/19/2028	United Kingdom	GBP	215,000	278,748
Nobian, Tranche B Term Loan
6.35%, 03/04/2033	Netherlands	EUR	425,000	457,888
Schoen Klinik SE, First Lien Tranche B Term Loan
7.35% (1 mo. EURIBOR + 4.00%), 01/10/2031(a)	Germany		285,000	307,016
TK Elevator Midco GmbH, First Lien Tranche B Term Loan
5.77% (3 mo. EURIBOR + 3.25%), 04/30/2030(a)	Germany		235,000	253,341
Total Consumer Finance				5,940,738
Containers & Packaging – 0.7%
ASP-r-pac Acquisition Company LLC, First Lien Term Loan
10.29% (1 mo. Term SOFR + 6.00%, 0.75% Floor), 12/29/2027(a)(b)	United States	USD	347,547	337,815
11.52%, 12/29/2027(b)	United States		1,676,407	1,629,468
ASP-r-pac Acquisition Company LLC, First Lien Revolver
9.49%, 12/29/2027(b)(d)	United States		205,745	91,993
Total Containers & Packaging				2,059,276
Diversified Consumer Services – 1.7%
AVSC Holding, First Lien Term Loan
9.32% (1 mo. Term SOFR + 5.00%, 0.75% Floor), 12/05/2031(a)(b)	United States		3,851,000	3,779,757
AVSC Holding, First Lien Revolver
9.53%, 12/05/2030(b)(d)	United States		412,000	32,370
Legends Hospitality Holding Co., First Lien Revolver
9.32% (1 mo. Term SOFR + 5.00%, 0.00% Floor), 01/11/2031(a)(b)(d)	United States		62,108	28,363
9.32% (1 mo. Term SOFR + 5.00%, 0.00% Floor), 01/11/2031(a)(b)(d)	United States		24,516	11,196
9.33% (3 mo. Term SOFR + 5.00%, 0.00% Floor), 01/11/2031(a)(b)(d)	United States		65,376	29,856
Legends Hospitality Holding Co., First Lien Term Loan
7.08%, 08/22/2031(b)	United States		1,302,947	1,279,624
Legends Hospitality Holding Co., First Lien Delayed Draw Term Loan
10.45%, 01/11/2031(b)(d)	United States		76,000	–
Total Diversified Consumer Services				5,161,166
Electrical Equipment – 0.3%
Inventus Power, Inc., Term Loan
12.19%, 06/30/2025(b)	United States		814,493	802,275
Inventus Power, Inc., Revolver
0.00%, 06/30/2025(b)(d)	United States		94,000	–
Total Electrical Equipment				802,275
Food Products – 0.3%
Protein For Pets Opco, First Lien Revolver
10.57%, 03/22/2030(b)(d)	United States		103,000	–
Protein For Pets Opco, First Lien Term Loan
10.59% (1 mo. Term SOFR + 5.25%), 03/22/2030(a)(b)	United States		986,545	968,985
Total Food Products				968,985
Health Care Equipment & Supplies – 1.1%
Spruce Bidco II, First Lien Term Loan
7.94%, 01/30/2032(b)	United States	CAD	493,904	338,307
9.32% (1 mo. Term SOFR + 5.00%, 0.75% Floor), 01/30/2032(a)(b)	United States	USD	2,724,000	2,685,047
9.56% (Daily SOFR + 5.25%, 0.75% Floor), 01/30/2032(a)(b)	United States	JPY	52,810,670	347,060
Spruce Bidco II, First Lien Revolver
9.31%, 01/30/2032(b)(d)	United States	USD	614,000	–
Total Health Care Equipment & Supplies				3,370,414
Health Care Providers & Services – 1.4%
ACESO HOLDING, First Lien Term Loan
9.10%, 09/27/2031(b)	Germany	EUR	1,529,000	1,622,726
ACESO HOLDING, First Lien Delayed Draw Term Loan
9.10%, 09/27/2031(b)(d)	Germany		382,000	–
LSL Holdco LLC, First Lien Revolver
10.52% (1 mo. Term SOFR + 6.10%, 0.75% Floor), 01/31/2028(a)(b)(d)	United States	USD	266,412	203,539
LSL Holdco LLC, Incremental Term Loan
11.44%, 01/31/2028(b)	United States		270,835	258,647
LSL Holdco LLC, Term Loan
10.79%, 01/31/2028(b)	United States		2,325,778	2,221,118
Petvet Care Centers LLC, First Lien Revolver
11.32%, 11/15/2029(b)(d)	United States		307,000	–
Petvet Care Centers LLC, First Lien Delayed Draw Term Loan
11.32%, 11/15/2030(b)(d)	United States		307,000	–
Total Health Care Providers & Services				4,306,030
Health Care Technology – 0.9%
Establishment Labs Holdings, Inc., First Lien Tranche D Delay Draw Term Loan
9.00%, 04/21/2027(b)(c)(d)	United States		184,290	–
Establishment Labs Holdings, Inc., First Lien Tranche C Delay Draw Term Loan
9.00%, 04/21/2027(b)(c)	United States		184,290	187,976
Establishment Labs Holdings, Inc., First Lien Tranche A Term Loan
9.00%, 04/21/2027(b)(c)	United States		1,247,716	1,247,715
Establishment Labs Holdings, Inc., First Lien Tranche B Delay Draw Term Loan
9.00%, 04/21/2027(c)	Costa Rica		199,823	199,823
Next Holdco LLC, First Lien Term Loan
9.55% (1 mo. Term SOFR + 5.25%, 0.75% Floor), 11/11/2030(a)(b)	United States		821,700	821,700
Next Holdco LLC, First Lien Revolver
11.32%, 11/08/2029(b)(d)	United States		80,000	–
Next Holdco LLC, First Lien Delayed Draw Term Loan
11.32%, 11/08/2030(b)(d)	United States		213,000	–
Total Health Care Technology				2,457,214
Hotels, Restaurants & Leisure – 1.9%
Grove Hotel Parcel Owner LLC, Term Loan
12.80%, 06/21/2028(b)	United States		1,709,925	1,679,146
Grove Hotel Parcel Owner LLC, Revolver
12.65%, 06/21/2028(b)(d)	United States		175,377	120,555
Grove Hotel Parcel Owner LLC, Delay Draw Term Loan
12.95%, 06/21/2028(b)	United States		350,754	344,440
PFNY Holdings LLC, First Lien Revolver
12.59%, 12/31/2026(b)(d)	United States		173,352	–
PFNY Holdings LLC, Term Loan
11.57%, 12/31/2026(b)	United States		3,522,076	3,425,219
PFNY Holdings LLC, First Lien Delay Draw Term Loan
11.57%, 12/31/2026(b)	United States		301,624	293,329
Total Hotels, Restaurants & Leisure				5,862,689
Insurance – 1.0%
Integrity Marketing Acquisition LLC, First Lien Revolver
10.28%, 08/28/2028(b)(d)	United States		234,995	–
Integrity Marketing Acquisition LLC, First Lien Delayed Draw Term Loan
10.28%, 08/28/2028(b)(d)	United States		1,153,854	–
Integrity Marketing Acquisition LLC, First Lien Term Loan
9.31% (3 mo. Term SOFR + 5.00%, 0.75% Floor), 08/25/2028(a)(b)	United States		1,873,730	1,873,730
THG Acquisition, First Lien Revolver
9.07%, 10/31/2031(b)(d)	United States		2,262	103
9.07% (1 mo. Term SOFR + 4.75%, 0.75% Floor), 10/31/2031(a)(b)(d)	United States		116,738	5,296
THG Acquisition, First Lien Delayed Draw Term Loan
9.07% (1 mo. Term SOFR + 4.75%, 0.75% Floor), 10/31/2031(a)(b)(d)	United States		239,000	4,202
THG Acquisition, First Lien Term Loan
9.07% (1 mo. Term SOFR + 4.75%, 0.75% Floor), 10/31/2031(a)(b)	United States		1,070,000	1,061,975
Total Insurance				2,945,306
Life Sciences Tools & Services – 1.1%
Creek Parent, First Lien Term Loan
9.57% (1 mo. Term SOFR + 5.25%), 12/18/2031(a)(b)	United States		3,287,000	3,233,422
Creek Parent, First Lien Revolver
9.82%, 12/18/2031(b)(d)	United States		471,000	–
Total Life Sciences Tools & Services				3,233,422
Machinery – 0.3%
Truck-Lite Company, First Lien Delayed Draw Term Loan
10.04% (3 mo. Term SOFR + 5.75%, 0.75% Floor), 02/13/2031(a)(b)(d)	United States		104,832	67,032
Truck-Lite Company, First Lien Term Loan
10.07% (3 mo. Term SOFR + 5.75%, 0.75% Floor), 02/13/2031(a)(b)	United States		965,250	965,250
Truck-Lite Company, First Lien Revolver
9.74% (1 mo. Term SOFR + 5.75%, 0.75% Floor), 02/13/2030(a)(b)(d)	United States		9,870	658
10.05% (3 mo. Term SOFR + 5.75%, 0.75% Floor), 02/13/2030(a)(b)(d)	United States		95,130	6,342
Total Machinery				1,039,282
Pharmaceuticals – 0.4%
Bioxcel Therapeutics, Inc., First Lien Tranche D Delayed Draw Term Loan
0.00%, 04/19/2027(b)(d)	United States		625,975	–
Bioxcel Therapeutics, Inc., First Lien Tranche C Delay Draw Term Loan
12.81%, 04/19/2027(b)(d)	United States		375,585	–
Bioxcel Therapeutics, Inc., First Lien Tranche A2 Term Loan
3.00% (3 mo. Term SOFR + 7.50%), 04/19/2027(a)(b)	United States		401,323	351,158
Bioxcel Therapeutics, Inc., First Lien Tranche A Term Loan
8.00%, 04/19/2027(b)	United States		968,193	847,169
Total Pharmaceuticals				1,198,327
Professional Services – 0.3%
Kite Midco II, First Lien Delayed Draw Term Loan
9.43%, 09/20/2031(b)(d)	United States		216,000	–
Kite Midco II, First Lien Tranche B1 Term Loan
9.43%, 09/20/2031(b)	United States		877,000	864,196
Total Professional Services				864,196
Real Estate Management & Development – 0.4%
Lightbox Intermediate, First Lien Term Loan
9.81%, 01/14/2030(b)	United States		1,197,000	1,179,524
Lightbox Intermediate, First Lien Revolver
9.81%, 01/14/2030(b)(d)	United States		77,000	–
Total Real Estate Management & Development				1,179,524
Software – 3.8%
CentralSquare Technologies, First Lien Revolver
11.32%, 04/12/2031(b)(d)	United States		66,000	–
Evergreen IX Borrower, First Lien Term Loan
9.05% (3 mo. Term SOFR + 4.75%, 0.00% Floor), 09/29/2030(a)(b)	United States		1,418,731	1,418,731
Evergreen IX Borrower, First Lien Revolver
11.39%, 09/29/2029(b)(d)	United States		127,000	–
Finastra USA, Inc., First Lien Revolver
11.43% (6 mo. Term SOFR + 7.25%, 0.00% Floor), 09/13/2030(a)(b)(d)	United States		152,000	38,219
Finastra USA, Inc., First Lien Term Loan
11.43% (1 mo. Term SOFR + 7.25%, 0.00% Floor), 09/13/2029(a)(b)	United States		1,447,380	1,447,380
ICIMS, Inc., First Lien Revolver
5.75% (3 mo. Term SOFR + 5.75%, 1.00% Floor), 08/15/2028(a)(b)(d)	United States		38,848	4,153
10.04% (3 mo. Term SOFR + 5.75%, 1.00% Floor), 08/15/2028(a)(b)(d)	United States		118,704	12,690
ICIMS, Inc., Delay Draw Term Loan
0.00%, 08/18/2028(b)(c)(d)	United States		293,146	–
ICIMS, Inc., Term Loan
10.67%, 08/18/2028(b)	United States		1,779,695	1,729,686
Monotype Imaging Holdings, First Lien Revolver
10.84%, 02/28/2031(b)(d)	United States		176,000	–
Monotype Imaging Holdings, First Lien Delayed Draw Term Loan
9.82% (3 mo. Term SOFR + 5.50%, 0.00% Floor), 02/28/2031(a)(b)(d)	United States		116,864	27,126
Monotype Imaging Holdings, First Lien Term Loan
9.82% (3 mo. Term SOFR + 5.50%, 0.75% Floor), 02/28/2031(a)(b)	United States		1,398,433	1,398,433
MRI Software LLC, First Lien Tranche 6 Delayed Draw Term Loan
9.05% (3 mo. Term SOFR + 4.75%, 1.00% Floor), 02/10/2027(a)(b)(d)	United States		220,115	67,163
MRI Software LLC, First Lien Term Loan
9.05% (3 mo. Term SOFR + 4.75%, 1.00% Floor), 02/10/2027(a)(b)	United States		1,413,281	1,402,257
Optimizely North America, First Lien Term Loan
7.61% (1 mo. EURIBOR + 5.25%, 0.00% Floor), 10/30/2031(a)(b)	United States	EUR	554,000	593,351
9.32% (1 mo. Term SOFR + 5.00%, 0.00% Floor), 10/30/2031(a)(b)	United States	USD	1,552,000	1,537,256
9.96% (SONIA + 5.50%, 0.00% Floor), 10/30/2031(a)(b)	United States	GBP	185,000	236,705
Optimizely North America, First Lien Revolver
9.70%, 10/30/2031(b)(d)	United States	USD	231,000	–
Pluralsight Inc, First Lien Delayed Draw Term Loan
0.00%, 08/22/2029(b)(d)	United States		60,308	–
Pluralsight Inc, First Lien Tranche B Term Loan
12.62% (3 mo. Term SOFR + 7.50%, 0.00% Floor), 08/22/2029(a)(b)	United States		133,477	133,476
Pluralsight Inc, First Lien Revolver
0.00%, 08/22/2029(b)(d)	United States		24,123	–
Pluralsight Inc, First Lien Term Loan
7.33% (3 mo. Term SOFR + 3.00%, 0.00% Floor), 08/22/2029(a)(b)	United States		84,231	84,231
Pluralsight Restructure, First Lien Term Loan
7.33% (3 mo. Term SOFR + 3.00%, 0.00% Floor), 08/22/2031(a)(b)	United States		48,621	48,622
UserZoom Technologies, Inc., Term Loan
12.77%, 04/05/2029(b)	United States		1,348,000	1,327,780
Total Software				11,507,259
Total Senior Loans				66,890,348
Senior Loans (Syndicated) – 2.7%
Commercial Services & Supplies – 0.7%
Kings Buyer LLC, First Lien Term Loan
9.75% (3 mo. Term SOFR + 5.35%, 0.00% Floor), 10/29/2027(a)(b)	United States		2,207,180	2,140,964
Health Care Providers & Services – 0.7%
Petvet Care Centers LLC, First Lien Term Loan
10.32% (1 mo. Term SOFR + 6.00%, 0.75% Floor), 10/24/2030(a)(b)	United States		2,326,550	2,227,672
Interactive Media & Services – 0.7%
Ancestry.com, Inc., First Lien Tranche B Term Loan
9.82% (1 mo. Term SOFR + 5.50%, 0.00% Floor), 12/06/2027(a)(b)	United States		1,624,723	1,624,723
Arches Buyer, Inc.
4.25%, 06/01/2028(f)	United States		650,000	592,576
Total Interactive Media & Services				2,217,299
Metals & Mining – 0.3%
IAMGOLD Corp., Second Lien Term Loan
12.77%, 05/16/2028(b)	United States		975,000	1,014,000
Software – 0.3%
CentralSquare Technologies, First Lien Term Loan
7.20% (1 mo. Term SOFR + 2.88%, 0.00% Floor), 04/12/2031(a)(b)	United States		595,472	594,579
ICIMS, Inc., First Lien Term Loan
10.54% (3 mo. Term SOFR + 6.25%, 1.00% Floor), 08/18/2028(a)(b)	United States		253,659	250,209
MRI Software LLC, First Lien Revolver
9.05% (1 mo. Term SOFR + 4.75%, 1.00% Floor), 02/10/2027(a)(b)(d)	United States		166,000	9,150
Total Software				853,938
Total Senior Loans (Syndicated)				8,453,873
High Yield – 0.4%
Machinery – 0.4%
ProFrac Holdings II LLC
11.54% (3 mo. Term SOFR + 7.25%), 01/23/2029(a)(b)(f)	United States		1,157,000	1,157,000
Total High Yield				1,157,000
			Shares
Preferred Stock – 1.0%
Health Care Providers & Services – 0.1%
Petvet Care Centers LLC(Acquired 11/15/2023, cost $198,940)(b)(h)	United States		203	233,937
Health Care Technology – 0.9%
athenahealth, Inc.(Acquired 2/15/2022, cost $1,992,289)(b)(h)	United States		2,033	2,765,287
Total Preferred Stock				2,999,224
Warrants – 0.0%
Biotechnology – 0.0%
ADC Therapeutics - (Exercise price: $8.30, Expiration: 08/15/2032)(Acquired 8/15/2022, cost $30,028)(b)(h)	United States		4,988	998
Mesoblast, Inc.- (Exercise Price: $7.26, Expiration: 11/19/2026)(Acquired 12/20/2021 - 1/10/2024, cost $106,354)(b)(h)	United States		23,222	126,560
Seres Therapeutics, Inc. - (Exercise price: $6.69, Expiration: 04/27/2030)(Acquired 4/27/2023, cost $14,821)(b)(h)	United States		4,735	1,657
Total Biotechnology				129,215
Pharmaceuticals – 0.0%
Bioxcel Therapeutics, Inc. - (Exercise price: $0.01, Expiration: 11/25/2031)(Acquired 11/25/2024, cost $0)(b)(h)	United States		3,912	7,315
Bioxcel Therapeutics, Inc. - (Exercise price: $3.07, Expiration: 04/19/2029)(Acquired 3/20/2024, cost $0)(b)(h)	United States		78	86
Bioxcel Therapeutics, Inc. - (Exercise price: $3.65, Expiration: 04/19/2029)(Acquired 4/28/2022 - 12/5/2023, cost $0)(b)(h)	United States		272	299
Total Pharmaceuticals				7,700
Total Warrants				136,915
			Principal Amount
Private Placement Bond – 0.7%
Real Estate Management & Development – 0.7%
Stargate Oxford St
11.57%, 07/19/2026(b)	Australia	AUD	3,571,779	2,231,832
Total Private Placement Bond				2,231,832
			Shares
Private Placement Equity – 0.3%
Distributors – 0.1%
RelaDyne(Acquired 12/23/2021, cost $187,703)(b)(h)	United States		2,000	251,500
Health Care Technology – 0.2%
Ipi Legacy Liquidation Co(b)	United States		754,923	754,923
Software – 0.0%
Pluralsight Inc(b)	United States		41,791	102,388
Total Private Placement Equity				1,108,811
TOTAL PRIVATE CREDIT (Cost $82,786,688)				82,978,003
SHORT-TERM INVESTMENTS — 4.3%
Money Market Fund – 3.8%
First American Government Obligations Fund - Class X, 4.26%(m)	United States		11,579,658	11,579,658

			Principal Amount
U.S. Treasury Bills – 0.5%
4.23%, 04/24/25(n)	United States	USD	1,500,000	1,495,947
TOTAL SHORT-TERM INVESTMENTS (Cost $13,075,626)				13,075,605
Total Investments – 127.6%(o) (Cost $392,177,721)				388,144,315
Liabilities in Excess of Other Assets – (27.6)%				(83,895,766)
TOTAL NET ASSETS – 100.0%				$304,248,549
The following notes should be read in conjunction with the accompanying Consolidated Schedule of Investments.

(a) Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that  reference LIBOR that have transitioned to SOFR as the base lending rate.

(b) These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs. As of March 31, 2025, the total value of all such securities was $84,396,476 or 27.7% of net assets.

(c) Paid in kind security which may pay interest in additional par.
(d) As of March 31, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans.  Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments (000s)	Less: funded commitments (000s)	Total unfunded commitments (000s) (Note 10)
ACESO HOLDING	First Lien Delayed Draw Term Loan	$382	$—	$382
ASP Unifrax Holdings, LLC	First Lien Tranche DD Delayed Draw Term Loan	299	—	299
ASP-r-pac Acquisition Company LLC	First Lien Revolver	206	95	111
AVSC Holding	First Lien Revolver	412	33	379
Bioxcel Therapeutics, Inc.	First Lien Tranche C Delay Draw Term Loan	376	—	376
Bioxcel Therapeutics, Inc.	First Lien Tranche D Delayed Draw Term Loan	626	—	626
CentralSquare Technologies	First Lien Revolver	66	—	66
CPS Mezzanine	First Lien Tranche B Revolver	3,750	3,039	711
Creek Parent	First Lien Revolver	471	—	471
Establishment Labs Holdings, Inc.	First Lien Tranche D Delay Draw Term Loan	184	—	184
Evergreen IX Borrower	First Lien Revolver	127	—	127
Finastra USA, Inc.	First Lien Revolver	152	38	114
Galileo Parent, Inc.	First Lien Revolver	115	63	52
Galileo Parent, Inc.	First Lien Revolver	7	4	3
Galileo Parent, Inc.	First Lien Revolver	249	135	114
GASL Bermuda	First Lien Tranche B1 Revolver	3,100	1,298	1,802
Geotechnical Merger Sub	First Lien Revolver	234	78	156
Geotechnical Merger Sub	First Lien Delayed Draw Term Loan	623	93	530
Grove Hotel Parcel Owner LLC	Revolver	175	122	53
ICIMS, Inc.	First Lien Revolver	39	4	35
ICIMS, Inc.	Delay Draw Term Loan	293	—	293
ICIMS, Inc.	First Lien Revolver	119	13	106
Inspira	First Lien Revolver	103	—	103
Inspira	First Lien Delayed Draw Term Loan	172	—	172
Integrity Marketing Acquisition LLC	First Lien Revolver	235	—	235
Integrity Marketing Acquisition LLC	First Lien Delayed Draw Term Loan	1,154	—	1,154
Inventus Power, Inc.	Revolver	94	—	94
Kings Buyer LLC	First Lien Revolver	472	149	323
Kite Midco II	First Lien Delayed Draw Term Loan	216	—	216
Legends Hospitality Holding Co.	First Lien Revolver	25	12	13
Legends Hospitality Holding Co.	First Lien Revolver	65	30	35
Legends Hospitality Holding Co.	First Lien Revolver	62	29	33
Legends Hospitality Holding Co.	First Lien Delayed Draw Term Loan	76	—	76
Lightbox Intermediate	First Lien Revolver	77	—	77
LSL Holdco LLC	First Lien Revolver	266	213	53
Monotype Imaging Holdings	First Lien Revolver	176	—	176
Monotype Imaging Holdings	First Lien Delayed Draw Term Loan	117	27	90
MRI Software LLC	First Lien Tranche 6 Delayed Draw Term Loan	220	68	152
MRI Software LLC	First Lien Revolver	166	9	157
Next Holdco LLC	First Lien Delayed Draw Term Loan	213	—	213
Next Holdco LLC	First Lien Revolver	80	—	80
NFM & J LP	First Lien Delayed Draw Term Loan	276	31	245
NFM & J LP	First Lien Revolver	17	4	13
NFM & J LP	First Lien Revolver	93	21	72
Optimizely North America	First Lien Revolver	231	—	231
Petvet Care Centers LLC	First Lien Delayed Draw Term Loan	307	—	307
Petvet Care Centers LLC	First Lien Revolver	307	—	307
PFNY Holdings LLC	First Lien Revolver	173	—	173
Pluralsight Inc	First Lien Delayed Draw Term Loan	60	—	60
Pluralsight Inc	First Lien Revolver	24	—	24
Protein For Pets Opco	First Lien Revolver	103	—	103
Sorenson Communications	First Lien Revolver	198	—	198
Spruce Bidco II	First Lien Revolver	614	—	614
THG Acquisition	First Lien Revolver	117	6	111
THG Acquisition	First Lien Revolver	2	—	2
THG Acquisition	First Lien Delayed Draw Term Loan	67	1	66
THG Acquisition	First Lien Delayed Draw Term Loan	172	3	169
Truck-Lite Company	First Lien Revolver	10	1	9
Truck-Lite Company	First Lien Revolver	95	6	89
Truck-Lite Company	First Lien Delayed Draw Term Loan	105	67	38
USIC Holdings Inc	First Lien Revolver	38	20	18
USIC Holdings Inc	First Lien Delayed Draw Term Loan	85	19	66
USIC Holdings Inc	First Lien Revolver	38	20	18
USIC Holdings Inc	First Lien Revolver	19	10	9
USIC Holdings Inc	First Lien Revolver	86	47	39
WP CPP Holdings	First Lien Revolver	90	—	90

		$19,321	$5,808	$13,513

(e) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2025, the total value of all such securities was $162,561,188 or 53.4% of net assets.

(g) These assets are held in the Oaktree Diversified Income Fund (Cayman) Ltd., a Cayman Islands exempted company and wholly-owned subsidiary of the Fund.
(h) Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of March 31, 2025, the total value of all such securities was $3,659,787 or 1.2% of net assets.

(i) Regulation S security. These securities may be subject to transfer restrictions as defined by Regulation S. As of March 31, 2025, the total value of all such securities was $219,320 or 0.1% of net assets.

(j) Issuer is currently in default on its regularly scheduled interest payment.
(k) Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2025.
(l) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(m) The rate shown represents the seven-day yield as of March 31, 2025.
(n) The rate shown is the effective yield.
(o) These securities are pledged as collateral for the credit facility.

Forward Currency Contracts:
As of March 31, 2025, the following forward currency contracts were outstanding:
Settlement Date	Currency Purchased	Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
10/16/2025	19,770,666 USD	18,523,654 EUR	State Street Bank & Trust Co.	$(486,156)
04/17/2025	341,000 USD	493,051 CAD	State Street Bank & Trust Co.	(1,906)
04/17/2025	341,000 USD	52,469,632 JPY	State Street Bank & Trust Co.	(9,485)
04/17/2025	98,959 GBP	123,826 USD	State Street Bank & Trust Co.	3,999
04/17/2025	3,386,040 USD	2,771,017 GBP	State Street Bank & Trust Co.	(193,275)
04/17/2025	2,735 AUD	1,725 USD	State Street Bank & Trust Co.	(16)
04/17/2025	2,218,266 USD	3,571,563 AUD	State Street Bank & Trust Co.	(13,729)
04/17/2025	1,546,465 EUR	1,618,599 USD	State Street Bank & Trust Co.	55,113
04/17/2025	25,305,027 USD	24,254,814 EUR	State Street Bank & Trust Co.	(945,544)
				$(1,590,999)

Futures Contracts:
As of March 31, 2025, the following futures contracts were outstanding:
Description	Contracts Purchased	Expiration Date	Notional	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note	121	06/30/2025	$25,067,797	$84,336

Description	Contracts Sold	Expiration Date	Notional	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(71)	06/30/2025	$(7,679,094)	$(44,926)

Abbreviations:
CMT	Constant Maturity Treasury Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Corporation
LP	Limited Partnership
PIK	Payment-in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financial Rate
SONIA	Sterling Overnight Index Average

Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Oaktree Diversified Income Fund Inc.
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Corporate Credit
Senior Loans (Syndicated)	$–	$97,408,518	$1,838,042	$99,246,560
High Yield	–	75,776,093	–	75,776,093
Convertible Bonds	–	896,211	–	896,211
Emerging Market
High Yield	–	7,273,173	–	7,273,173
Structured Credit
Collateralized Loan Obligations	–	55,010,451	–	55,010,451
Commercial Mortgage-Backed Securities	–	12,316,999	69,925	12,386,924
High Yield	–	5,735,354	–	5,735,354
Residential Mortgage-Backed Securities	–	9,327,661	–	9,327,661
Asset-Backed Securities	–	23,233,155	3,205,125	26,438,280
Private Credit
Senior Loans	–	3,102,043	63,788,305	66,890,348
Senior Loans (Syndicated)	–	592,576	7,861,297	8,453,873
High Yield	–	–	1,157,000	1,157,000
Preferred Stock	–	–	2,999,224	2,999,224
Warrants	–	–	136,915	136,915
Private Placement Bond	–	–	2,231,832	2,231,832
Private Placement Equity	–	–	1,108,811	1,108,811
Short-Term Investments
Money Market Fund	11,579,658	–	–	11,579,658
U.S. Treasury Bills	–	1,495,947	–	1,495,947
Total Investments	$11,579,658	$292,168,181	$84,396,476	$388,144,315

Other Financial Instruments:(1)	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$39,410	$–	$–	$39,410
Unfunded Loan Commitments	–	–	40,393	40,393
Total Assets	$39,410	$–	$40,393	$79,803
Liabilities
Forward Currency Contracts	$–	$(1,590,999)	$–	$(1,590,999)
Unfunded Loan Commitments	–	(26,125)	–	(26,125)
Total Liabilities	$–	$(1,617,124)	$–	$(1,617,124)
Total	$39,410	$(1,617,124)	$40,393	$(1,537,321)
For further information regarding security characteristics, see the Consolidated Schedule of Investments.

(1)	Forward currency contracts, futures contracts and unfunded loan commitments are reflected at the net unrealized appreciation (depreciation) on the instruments.